    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 2002

                                                     REGISTRATION NOS.: 33-37562
                                                                        811-6208
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                     [X]
                         PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                       POST-EFFECTIVE AMENDMENT NO. 14                      [X]
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                                [X]
                              AMENDMENT NO. 15                              [X]
                                ----------------
                MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
     FORMERLY MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            C/O MORGAN STANLEY TRUST
                     HARBORSIDE FINANCIAL CENTER, PLAZA TWO
                          JERSEY CITY, NEW JERSEY 07311
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397
                                BARRY FINK, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                ----------------
                                    COPY TO:
                             STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                  1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective.

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                      immediately upon filing pursuant to paragraph (b)
                 ----
                   X  on January 31, 2002 pursuant to paragraph (b)
                 ----
                      60 days after filing pursuant to paragraph (a)
                 ----
                      on (date) pursuant to paragraph (a) of rule 485.
                 ----


            AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  Morgan Stanley





     Morgan Stanley Multi-State Municipal Series Trust

     Consisting of four separate fund portfolios:
     Arizona Series
     Florida Series
     New Jersey Series
     Pennsylvania Series

     Each Series seeks to provide a high level of current income exempt from both Federal and designated State income taxes consistent with preservation of capital



                                                     Prospectus January 31, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Overview                    ...................................................1

                            THE ARIZONA SERIES ................................2

                            THE FLORIDA SERIES ................................6

                            THE NEW JERSEY SERIES ............................10

                            THE PENNSYLVANIA SERIES ..........................14

                            ADDITIONAL INVESTMENT STRATEGY INFORMATION .......18

                            ADDITIONAL RISK INFORMATION ......................19

                            FUND MANAGEMENT ..................................21

Shareholder Information     PRICING SERIES SHARES ............................22

                            HOW TO BUY SHARES ................................22

                            HOW TO EXCHANGE SHARES ...........................26

                            HOW TO SELL SHARES ...............................27

                            DISTRIBUTIONS ....................................29

                            TAX CONSEQUENCES .................................29

Financial Highlights        ..................................................32

Morgan Stanley Funds        ...................................INSIDE BACK COVER


                THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

OVERVIEW


Morgan Stanley Multi-State Municipal Series Trust is an open-end, non-diversified mutual fund that consists of four separate fund portfolios --


  Arizona Series
  Florida Series
  New Jersey Series
  Pennsylvania Series


A Series-by-Series summary begins on the next page. Each summary provides a Series' investment objective, principal investment strategies, principal risks, past performance, and fees and expenses. Morgan Stanley Multi-State Municipal Series Trust is one of Morgan Stanley's Income Funds. This category of mutual fund has the goal of selecting securities that pay out income rather than rise in value.


Shares of each Series are not bank deposits and are not guaranteed or insured by any bank, governmental entity or the FDIC.

THE ARIZONA SERIES


[GRAPHIC OMITTED]


    INVESTMENT OBJECTIVE
----------------------------
The Arizona Series seeks to provide a high level of current income exempt from both federal and Arizona state income taxes consistent with preservation of capital.

[GRAPHIC OMITTED]



    PRINCIPAL INVESTMENT STRATEGY
--------------------------------------

INCOME                          The Arizona Series will invest at least 80% of its assets
An investment objective         in securities that pay interest normally exempt from
having the goal of              federal and Arizona state income taxes. The Arizona
selecting securities            Series' "Investment Manager," Morgan Stanley Investment
that pay out income             Advisors Inc., generally invests in investment grade,
rather than rise in             Arizona municipal obligations and obligations of U.S.
price.                          Governmental territories such as Puerto Rico. The
--                              municipal obligations may only be rated investment grade
-----------------------         by Moody's Investors Service or Standard & Poor's
                                Corporation or Fitch Investors Services, LP or, if
                                unrated, judged to be of comparable quality by the
                                Investment Manager at the time of purchase. There are no
                                maturity limitations on the Arizona Series' portfolio
                                securities.

The Arizona Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Arizona Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Arizona Series distribution of this income. The Arizona Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Arizona Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Arizona Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Arizona income taxes. Defensive investing could have the effect of reducing the Arizona Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Arizona Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]


    PRINCIPAL RISKS
----------------------
There is no assurance that the Arizona Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Arizona Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.


Unlike most fixed-income funds, the Arizona Series is subject to the added credit risk of concentrating its investments in a single state -- Arizona -- and its municipalities. Because the Arizona Series concentrates its investments in securities issued by Arizona state and local governments and government authorities, the Arizona Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Arizona issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Arizona Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Arizona Series' portfolio securities, and the Arizona Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.


The performance of the Arizona Series will depend on whether the Arizona Series is successful in applying its investment strategy. The Arizona Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Arizona Series' investments, see the "Additional Risk Information" section.


Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

    PAST PERFORMANCE
-------------------------
The bar chart and table below provide some indication of the risks of investing in the Arizona Series. The Arizona Series' past performance does not indicate how the Arizona Series will perform in the future.

ANNUAL TOTAL RETURNS

This chart shows how the
performance of the
Arizona Series' shares
has varied from year to
year over the past
10 calendar years.
-----------------------


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

[GRAPHIC OMITTED]


1992  10.08%
 '93  12.24%
 '94  -6.58%
 '95  17.31%
 '96   2.92%
 '97   7.56%
 '98   5.39%
 '99  -3.81%
2000  10.59%
 '01   3.65%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.43% (quarter ended March 31, 1994).

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the
Arizona Series' average
annual total returns with
those of a broad measure
of market performance
over time. The Arizona
Series' returns include
the maximum applicable
front-end sales charge.
-----------------------


            AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
--------------------------------------------------------------------------------

                                PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
  Arizona Series                 --0.50%           3.85%              5.34%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal
  Bond Index1                      5.13%           5.98%              6.63%
--------------------------------------------------------------------------------

     1 The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[GRAPHIC OMITTED]

    FEES AND EXPENSES
--------------------------
The table below briefly describes the Arizona Series' fees and expenses that you may pay if you buy and hold shares of the Arizona Series. The Arizona Series does not charge account or exchange fees.



SHAREHOLDER FEES
These fees are paid directly
from your investment.
-----------------------

ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Arizona Series'
assets and are based on
expenses paid for the fiscal
year ended November 30, 2001.
-----------------------




SHAREHOLDER FEES
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                        None
--------------------------------------------------------------------------------
  ANNUAL ARIZONA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
  Management fee                                                     0.35%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.14%
--------------------------------------------------------------------------------
  Other expenses                                                     0.22%
--------------------------------------------------------------------------------
  Total annual Arizona Series operating expenses                     0.71%
--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Arizona Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Arizona Series, your investment has a 5% return each year, and the Arizona Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


            EXPENSES OVER TIME:
--------------------------------------------
 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
$  470        $618        $779      $1,247
------        ----        ----      ------

THE FLORIDA SERIES

[GRAPHIC OMITTED]

    INVESTMENT OBJECTIVE
----------------------------
The Florida Series seeks to provide a high level of
current income exempt from both federal income and
Florida state taxes consistent with preservation of
capital.
----------------------------

INCOME
An investment objective having
the goal of selecting securities
that pay out income rather than
rise in price.
-----------------------


[GRAPHIC OMITTED]

    PRINCIPAL INVESTMENT STRATEGY
--------------------------------------

The Florida Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and the Florida state intangibles tax. (Florida presently does not impose an income tax on individuals.) The Florida Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Florida municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Florida Series' portfolio securities.


The Florida Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.


The Florida Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Florida Series distribution of this income. The Florida Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The Florida Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Florida Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from the Florida intangibles tax. Defensive investing could have the effect of reducing the Florida Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Florida Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

    PRINCIPAL RISKS
----------------------
There is no assurance that the Florida Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Florida Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.


Unlike most fixed-income funds, the Florida Series is subject to the added credit risk of concentrating its investments in a single state -- Florida -- and its municipalities and other political subdivisions. Because the Florida Series concentrates its investments in securities issued by Florida state and local governments and government authorities, the Florida Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Florida issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Florida Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Florida Series' portfolio securities, and the Florida Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.


The performance of the Florida Series will depend on whether the Florida Series is successful in applying its investment strategy. The Florida Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Florida Series' investments, see the "Additional Risk Information" section.


Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

    PAST PERFORMANCE
-------------------------
The bar chart and table below provide some indication of the risks of investing in the Florida Series.
The Florida Series' past performance does not indicate how the Florida Series will perform in the future.


ANNUAL TOTAL RETURNS
This chart shows how the
performance of the Florida
Series' shares has varied
from year to year over the
past 10 calendar years.
-----------------------



                         ANNUAL TOTAL RETURNS -- CALENDAR YEARS

[GRAPHIC OMITTED]


1992    9.98%
 '93   13.05%
 '94   -6.23%
 '95   17.36%
 '96    3.18%
 '97    8.35%
 '98    5.82%
 '99   -3.31%
2000   11.03%
 '01    3.94%



The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.08% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.47% (quarter ended March 31, 1994).

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the
Florida Series' average
annual total returns with
those of a broad measure
of market performance over
time. The Florida Series'
returns include the maximum
applicable front-end
sales charge.
---------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
--------------------------------------------------------------------------------

                                PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
  Florida Series                 --0.22%           4.20%             5.66%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal
  Bond Index1                      5.13%           5.98%             6.63%
--------------------------------------------------------------------------------

1 The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[GRAPHIC OMITTED]

    FEES AND EXPENSES
--------------------------
The table below briefly describes the Florida Series' fees and expenses that you may pay if you buy and hold shares of the Florida Series. The Florida Series does not charge account or exchange fees.

SHAREHOLDER FEES

These fees are paid directly
from your investment.
-----------------------

ANNUAL FUND
OPERATING EXPENSES

These expenses are deducted
from the Florida Series'
assets and are based on
expenses paid for the fiscal
year ended November 30, 2001.
-----------------------




SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                         None
--------------------------------------------------------------------------------
  ANNUAL FLORIDA SERIES OPERATING EXPENSES
  Management fee                                                     0.35%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.15%
--------------------------------------------------------------------------------
  Other expenses                                                     0.15%
--------------------------------------------------------------------------------
  Total annual Florida Series operating expenses                     0.65%
--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Florida Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Florida Series, your investment has a 5% return each year, and the Florida Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.

             EXPENSES OVER TIME:
---------------------------------------------
 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ----------
$  464        $600        $748       $1,178
------        ----        ----       ------

The New Jersey Series

[GRAPHIC OMITTED]

    INVESTMENT OBJECTIVE
----------------------------
The New Jersey Series seeks to provide a high level of current income exempt from both federal and New Jersey state income taxes consistent with preservation of capital.


INCOME
An investment objective
having the goal of selecting
securities that pay out income
rather than rise in price.
-----------------------

[GRAPHIC OMITTED]

    PRINCIPAL INVESTMENT STRATEGY
--------------------------------------
The New Jersey Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and New Jersey state income taxes. The New Jersey Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, New Jersey municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New Jersey Series' portfolio securities.


The New Jersey Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The New Jersey Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New Jersey Series distribution of this income. The New Jersey Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The New Jersey Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New Jersey Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New Jersey income tax. Defensive investing could have the effect of reducing the New Jersey Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the New Jersey Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

    PRINCIPAL RISKS
----------------------
There is no assurance that the New Jersey Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

Credit and Interest Rate Risks. A principal risk of investing in the New Jersey Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the New Jersey Series is subject to the added credit risk of concentrating its investments in a single state -- New Jersey -- and its municipalities. Because the New Jersey Series concentrates its investments in securities issued by New Jersey state and local governments and government authorities, the New Jersey Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New Jersey issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The New Jersey Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New Jersey Series' portfolio securities, and the New Jersey Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the New Jersey Series will depend on whether the New Jersey Series is successful in applying its investment strategy. The New Jersey Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New Jersey Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


    PAST PERFORMANCE
-------------------------
The bar chart and table below provide some indication of the risks of investing in the New Jersey Series. The New Jersey Series' past performance does not indicate how the New Jersey Series will perform in the future.



ANNUAL TOTAL RETURNS
This chart shows how the
performance of the New Jersey
Series' shares has varied
from year to year over the
past 10 calendar years.
-----------------------


                         ANNUAL TOTAL RETURNS -- CALENDAR YEARS

[GRAPHIC OMITTED]


1992   10.08%
 '93   12.81%
 '94   -7.12%
 '95   17.55%
 '96    3.34%
 '97    9.07%
 '98    5.86%
 '99   -3.36%
2000   10.81%
 '01    3.90%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.52% (quarter ended March 31, 1994).


AVERAGE ANNUAL
TOTAL RETURNS
This table compares the
New Jersey Series' average
annual total returns with
those of a broad measure
of market performance over
time. The New Jersey Series'
returns include the maximum
applicable front-end sales charge.
-----------------------

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)


                                PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
  New Jersey Series             -0.26%         4.28%            5.62%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal
  Bond Index1                   5.13%          5.98%            6.63%
--------------------------------------------------------------------------------

1 The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[GRAPHIC OMITTED]

    FEES AND EXPENSES
--------------------------
The table below briefly describes the New Jersey Series' fees and expenses that you may pay if you buy and hold shares of the New Jersey Series. The New Jersey Series does not charge account or exchange fees.

SHAREHOLDER FEES
These fees are paid directly
from your investment.
-----------------------




SHAREHOLDER FEES

  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                         None
--------------------------------------------------------------------------------
  ANNUAL NEW JERSEY SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
  Management fee                                                     0.35%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.14%
--------------------------------------------------------------------------------
  Other expenses                                                     0.20%
--------------------------------------------------------------------------------
  Total annual New Jersey Series operating expenses                  0.69%
--------------------------------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the New Jersey Series'
assets and are based on
expenses paid for the fiscal
year ended November 30, 2001.
-----------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the New Jersey Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New Jersey Series, your investment has a 5% return each year, and the New Jersey Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ----------
$  468        $612        $769       $1,224
------        ----        ----       ------

The Pennsylvania Series

[GRAPHIC OMITTED]


    INVESTMENT OBJECTIVE
----------------------------
The Pennsylvania Series seeks to provide a high level of current income exempt from both federal and Pennsylvania state income taxes consistent with preservation of capital.


INCOME
An investment objective
having the goal of selecting
securities that pay out
income rather than rise in price.
-----------------------

[GRAPHIC OMITTED]

    PRINCIPAL INVESTMENT STRATEGY
--------------------------------------

The Pennsylvania Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Pennsylvania state income taxes. The Pennsylvania Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Pennsylvania municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Pennsylvania Series' portfolio securities.


The Pennsylvania Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Pennsylvania Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Pennsylvania Series distribution of this income. The Pennsylvania Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Pennsylvania Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Pennsylvania Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Pennsylvania income tax. Defensive investing could have the effect of reducing the Pennsylvania Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Pennsylvania Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

    PRINCIPAL RISKS
----------------------
There is no assurance that the Pennsylvania Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

Credit and Interest Rate Risks. A principal risk of investing in the Pennsylvania Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Pennsylvania Series is subject to the added credit risk of concentrating its investments in a single state -- Pennsylvania -- and its municipalities. Because the Pennsylvania Series concentrates its investments in securities issued by Pennsylvania state and local governments and government authorities, the Pennsylvania Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Pennsylvania issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Pennsylvania Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Pennsylvania Series' portfolio securities, and the Pennsylvania Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Pennsylvania Series will depend on whether the Pennsylvania Series is successful in applying its investment strategy. The Pennsylvania Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Pennsylvania Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


    PAST PERFORMANCE
-------------------------
The bar chart and table below provide some indication of the risks of investing in the Pennsylvania Series. The Pennsylvania Series' past performance does not indicate how the Pennsylvania Series will perform in the future.


ANNUAL TOTAL RETURNS
This chart shows how the
performance of the
Pennsylvania Series' shares
has varied from year to year
over the past 10 calendar years.
-----------------------

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

[GRAPHIC OMITTED]


1992   10.41%
 '93   13.16%
 '94   -6.88%
 '95   17.62%
 '96    3.59%
 '97    8.51%
 '98    5.05%
 '99   -4.00%
2000   11.70%
 '01    4.87%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.39% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.11% (quarter ended March 31, 1994).

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the
Pennsylvania Series' average
annual total returns with
those of a broad measure of
market performance over time.
The Pennsylvania Series'
returns include the maximum
applicable front-end sales charge.
-----------------------

[GRAPHIC OMITTED]


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
  Pennsylvania Series              0.67%           4.24%            5.72%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal
  Bond Index1                      5.13%           5.98%            6.63%
--------------------------------------------------------------------------------

1 The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[GRAPHIC OMITTED]

    FEES AND EXPENSES
--------------------------
The table below briefly describes the Pennsylvania Series' fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Series. The Pennsylvania Series does not charge account or exchange fees.

SHAREHOLDER FEES
These fees are paid
directly from your investment.
-----------------------


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Pennsylvania Series'
assets and are based
on expenses paid for the
fiscal year ended
November 30, 2001.
-----------------------

SHAREHOLDER FEES

  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                         None
--------------------------------------------------------------------------------
  ANNUAL PENNSYLVANIA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
  Management fee                                                     0.35%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.15%
--------------------------------------------------------------------------------
  Other expenses                                                     0.18%
--------------------------------------------------------------------------------
  Total annual Pennsylvania Series operating expenses                0.68%
--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Pennsylvania Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Pennsylvania Series, your investment has a 5% return each year, and the Pennsylvania Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


            EXPENSES OVER TIME:
--------------------------------------------
 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
$  467     $609        $764        $1,213
------     ----        ----        ------

[GRAPHIC OMITTED]


    ADDITIONAL INVESTMENT STRATEGY INFORMATION
----------------------------------------------------
This section provides additional information relating to each of the Series' principal investments. In pursuing each Series' investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.

Each Series' policy of investing at least eighty percent of its assets in securities the interest on which is exempt from federal income taxes and income taxes of the designated state is fundamental. The fundamental policies may not be changed without shareholder approval.

The percentage limitations relating to the composition of a Series' portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Series to sell any portfolio security. However, the Series may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. Except as indicated above, a Series may change its principal investment strategies without shareholder approval; however, you would be notified of any such changes.

Municipal Obligations. Each Series may invest in municipal obligations, which are securities issued by state and local governments. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue securities, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as public utilities, hospitals, housing, airports and highways, and educational facilities. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest but make no interest payment until maturity.

Private Activity Bonds. Each Series may invest more than 25% of its net assets in municipal obligations known as private activity bonds. These securities include, for example, housing, industrial development and pollution control revenue, electric utility, manufacturing, and transportation facilities.

Lease Obligations. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment and facilities for public and private purposes.

Futures. Each Series may purchase and sell put and call futures with respect to financial instruments and municipal bond indexes. Futures may be used to hedge against interest rate changes.

Fund Structure. The Fund may seek to achieve its investment objectives by investing all of its assets in another mutual fund. The other fund would have substantially the same investment objectives and policies as the Fund.

[GRAPHIC OMITTED]


    ADDITIONAL RISK INFORMATION
-----------------------------------
This section provides additional information relating to the principal risks of investing in the Fund.

Credit and Interest Rate Risk. A principal risk of investing in each Series is associated with its fixed-income investments. All fixed-income securities, such as municipal obligations, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities goes down. When the general level of interest rates goes down, the prices of most fixed-income securities goes up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

HOW INTEREST RATES AFFECT BOND PRICES

                                        PRICE PER $1,000 OF A MUNICIPAL BOND IF
                                                    INTEREST RATES:
                                        ----------------------------------------
                                           INCREASE*            DECREASE**
                                        ----------------------------------------
YEARS TO        BOND
MATURITY      MATURITY      COUPON        1%        2%         1%          2%
 1             2002       1.78%         $990      $981      $1,010       N/A
--------------------------------------------------------------------------------
 5             2006       3.58%         $956      $914      $1,046      $1,096
--------------------------------------------------------------------------------
 10            2011       4.44%         $924      $854      $1,084      $1,177
--------------------------------------------------------------------------------
 20            2021       5.13%         $885      $789      $1,135      $1,296
--------------------------------------------------------------------------------
 30            2031       5.24%         $865      $756      $1,169      $1,382
--------------------------------------------------------------------------------

Source: Municipal Market Data (a division of Thomson Financial Municipal Group): "Aaa" yield curve as of 12/31/01

 * Assumes no effect from market discount calculation.
** Assumes bonds are non-callable.

In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley mutual fund.


Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Private Activity Bonds. The issuers of private activity bonds in which a particular Series may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Series' value. The Series' private activity bond holdings also may pay interest subject to the alternative minimum tax. See the "Tax Consequences" section for more details.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Bond Insurance Risk. Many of the municipal obligations that each Series invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

[GRAPHIC OMITTED]


     FUND MANAGEMENT
-------------------------

MORGAN STANLEY
INVESTMENT ADVISORS INC.
The Investment Manager is
widely recognized as a leader
in the mutual fund industry
and together with
Morgan Stanley Services
Company Inc., its wholly-owned
subsidiary, had approximately
$135 billion in assets under
management as of January 31, 2002.
-----------------------

The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at 1221 Avenue of the Americas, New York, New York 10020.

The Arizona and Florida Series -- The Series are managed by the Municipal Fixed-Income team. Current members of the team managing the Series' portfolios include Thomas M. Byron, a Vice President of the Investment Manager, Dennis Pietrzak, an Executive Director of the Investment Manager, and James F. Willison, a Managing Director of the Investment Manager.

The New Jersey Series -- The Series is managed by the Municipal Fixed-Income team. Current members of the team managing the Series' portfolio include Timothy
D. Haney, a Vice President of the Investment Manager, Dennis Pietrzak, an Executive Director of the Investment Manager, and James F. Willison, a Managing Director of the Investment Manager.

The Pennsylvania Series -- The Series is managed by the Municipal Fixed-Income team. Current members of the team managing the Series' portfolio include Dennis Pietrzak, an Executive Director of the Investment Manager, Timothy D. Haney, a Vice President of the Investment Manager, and James F. Willison, a Managing Director of the Investment Manager.

Each Series pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Series, and for Series expenses assumed by the Investment Manager. The fee is based on each Series' average daily net assets. For the fiscal year ended November 30, 2001, each Series accrued total compensation to the Investment Manager amounting to 0.35% of the Series' average daily net assets.

SHAREHOLDER INFORMATION


[GRAPHIC OMITTED]


    PRICING SERIES SHARES
----------------------------
The price of Series shares (excluding sales charges), called "net asset value," is based on the value of a Series' portfolio securities.

The net asset value per share of each Series is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]

    HOW TO BUY SHARES
--------------------------

CONTACTING A FINANCIAL ADVISOR
If you are new to the
Morgan Stanley Family of
Funds and would like to contact
a Financial Advisor, call
toll-free 1-866-MORGAN8 for
the telephone number of
the Morgan Stanley office
nearest you. You may also
access our office locator
on our Internet site at:
www.morganstanley.com/funds
-----------------------

You may open a new account to buy Series shares or buy additional Series shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Series. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

When you buy Series shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Series shares.

EASYINVEST SM
A purchase plan that
allows you to transfer
money automatically
from your checking or
savings account or from
a Money Market Fund on a
semi-monthly, monthly or
quarterly basis. Contact
your Morgan Stanley
Financial Advisor for
further information about
this service.
-----------------------


             MINIMUM INVESTMENT AMOUNTS


                           MINIMUM INVESTMENT
                           ------------------
INVESTMENT OPTIONS         INITIAL  ADDITIONAL
----------------------------------------------
  Regular accounts:        $ 1,000     $  100
----------------------------------------------
  EasyInvestSM
  (Automatically from
  your checking or savings
  account or Money Market
  Fund)                    $   100*    $  100*
----------------------------------------------

* Provided your schedule of investments totals $1,000 in twelve months.




There is no minimum investment amount if you purchase Series shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.


Subsequent Investments Sent Directly to the Fund. In addition to buying additional Series shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to a Series. To buy additional shares in this manner:


 o Write a "letter of instruction" to the Series specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).



 o Make out a check for the total amount payable to: Morgan Stanley Multi-State Municipal Series Trust (name of Series).


 o Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.


Sales Charges. Shares of each Series are sold at net asset value plus an initial sales charge of up to 4.0%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. A Series' shares are also subject to a distribution (12b-1) fee of up to 0.15% of the average daily net assets of the Series.

The offering price of Series shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:


FRONT-END SALES CHARGE OR FSC
An initial sales charge
you pay when purchasing
a Series' shares that is
based on a percentage of
the offering price. The
percentage declines based
upon the dollar value of
the Series' shares you
purchase. We offer three
ways to reduce your sales
charges -- the Combined
Purchase Privilege, Right
of Accumulation and
Letter of Intent.
-----------------------


                                                  FRONT-END SALES CHARGE
                                                 ------------------------
                                       PERCENTAGE OF PUBLIC   APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION              OFFERING PRICE        OF AMOUNT INVESTED
------------------------------------------------------------------------------------
  Less than $25,000                   4.00%                  4.17%
------------------------------------------------------------------------------------
  $25,000 but less than $50,000       3.50%                  3.63%
------------------------------------------------------------------------------------
  $50,000 but less than $100,000      3.25%                  3.36%
------------------------------------------------------------------------------------
  $100,000 but less than $250,000     2.75%                  2.83%
------------------------------------------------------------------------------------
  $250,000 but less than $500,000     2.50%                  2.56%
------------------------------------------------------------------------------------
  $500,000 but less than $1 million   1.75%                  1.78%
------------------------------------------------------------------------------------
  $1 million and over                 0.50%                  0.50%

The reduced sales charge schedule is applicable to purchases of Series shares in a single transaction by:


 o A single account (including an individual, trust or fiduciary account).

 o Family member accounts (limited to husband, wife and children under the age of 21).

 o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

 o Tax-Exempt Organizations.

 o Groups organized for a purpose other than to buy mutual fund shares.

Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of shares of a Series in a single transaction with purchases of another Series Class A shares of Multi-Class Funds and shares of other FSC Funds.

Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of shares of a Series purchased in a single transaction, together with shares of another Series or other funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more.

You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (1) notification is not furnished at the time of the order; or (2) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Series shares or the Series' transfer agent does not confirm your represented holdings.

Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of shares of any Series or shares of Multi-Class Funds or shares of other FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.


Sales Charge Waivers. Your purchase of Series shares is not subject to a sales charge if your account qualifies under one of the following categories:

 o Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.


 o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows a Series to pay distribution fees of 0.15% for the distribution of these shares. It also allows a Series to pay for services to shareholders. Because these fees are paid out of a Series' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


We reserve the right to reject any order for the purchase of Series shares.

[GRAPHIC OMITTED]

    HOW TO EXCHANGE SHARES
--------------------------------

Permissible Fund Exchanges. You may exchange shares of a Series for shares of any other Series, for shares of another FSC Fund (funds subject to a front-end sales charge), for Class A shares of any continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.

Exchanges may be made after shares of a Series acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objectives, policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to a Series' transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Series' shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Tax Considerations of Exchanges. If you exchange shares of a Series for shares of another Series or another Morgan Stanley Fund there are important tax considerations. For tax purposes, the exchange out of a Series is considered a sale of Series shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


Limitations on Exchanges. Certain patterns of exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.


[GRAPHIC OMITTED]


    HOW TO SELL SHARES
---------------------------
You can sell some or all of your Series shares at any time. Your shares will be sold at the next price calculated after we receive your order in proper form to sell as described below.



OPTIONS            PROCEDURES
------------------ ---------------------------------------------------------------------------------------------
Contact Your         To sell your shares, simply call your Morgan Stanley Financial
Financial Advisor    Advisor or other authorized Financial Advisor financial representative.
                   ---------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]    Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
----------------------------------------------------------------------------------------------------------------
By Letter            You can also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]    o  your account number;
                     o  the name of the Fund and Series;
                     o  the dollar amount or the number of shares you wish to
                        sell; and
                     o  the signature of each owner as it appears on
                        the account.
                   ---------------------------------------------------------------------------------------------

OPTIONS          PROCEDURES
---------------- --------------------------------------------------------------------------------------------------
By Letter            If you are requesting payment to anyone other than the registered owner(s) or that
(continued)          payment be (continued) sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee.
                     You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at
                     (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                     --------------------------------------------------------------------------------------------------
                     Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. If you
                     hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                     --------------------------------------------------------------------------------------------------
                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
                     --------------------------------------------------------------------------------------------------
Systematic           If your investment in all of the Morgan Stanley Family of Funds has a total market
Withdrawal Plan      value of at Withdrawal Plan least $10,000, you may elect to withdraw amounts of $25 or more,
[GRAPHIC OMITTED]    or in any whole percentage of a fund's (or Series') balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund (or Series) with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                     --------------------------------------------------------------------------------------------------
                     To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Financial
                     Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time.
                     Please remember that withdrawals from the plan are sales of shares, not Fund
                     "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                     --------------------------------------------------------------------------------------------------

Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

Reinstatement Privilege. If you sell Series shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Series shares at their net asset value.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

Margin Accounts. If you have pledged your Fund Series shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]


    DISTRIBUTIONS
--------------------

TARGETED DIVIDENDS(SM)
You may select to have your
Series distributions automatically
invested in another Morgan Stanley
Fund that you own. Contact your
Morgan Stanley Financial
Advisor for further information
about this service.
-----------------------

Each Series passes substantially all of its earnings from income and capital gains along to its investors as "distributions." A Series earns interest from fixed-income investments. These amounts are passed along to Series shareholders as "income dividend distributions." A Series realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."


Normally, income dividends are declared on each day the New York Stock Exchange is open for business, and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in June and December. Each Series, however, may retain and reinvest any long-term capital gains. Each Series may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


Distributions are reinvested automatically in additional shares of a Series and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.


[GRAPHIC OMITTED]
     TAX CONSEQUENCES
-------------------------
As with any investment, you should consider how your Fund's investment in any particular Fund Series will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Series.


You need to be aware of the possible tax consequences when:

 o A Series makes distributions; and

 o You sell Series shares, including an exchange to another Morgan Stanley Fund or Series.

Taxes on Distributions. Your income dividend distributions are normally exempt from federal and the designated state's personal income taxes -- to the extent they are derived from that state's municipal obligations or obligations of governments of Puerto Rico, the Virgin Islands or Guam. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. (Florida, however, does not impose income tax on individuals but the Florida state intangibles tax may be imposed on municipal obligations of other states and their municipalities and other political subdivisions.)

Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities, the proceeds of which are used to finance private, for-profit organizations, are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. Many states also impose an alternative minimum tax that is based on the federal alternative minimum taxable income and certain other items.

If you borrow money to purchase shares of any Series, the interest on the borrowed money is generally not deductible for personal income tax purposes.

Each Series may derive gains in part from municipal obligations the Series purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

If a Series makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Series shares. (New Jersey Series capital gain distributions, however, are exempt from New Jersey state income tax.) Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Series. (Pennsylvania, however, does not distinguish between short-term and long-term capital gains.)

Pennsylvania Series Only. Shares in the Pennsylvania Series may be subjected to an "intangible personal property" tax. A Pennsylvania statute authorizes counties to impose this tax, but none does so at present. While the Pennsylvania Series will invest predominately in securities that would not be subject to the tax, the remaining fraction of the Pennsylvania Series' investments could be subjected to the intangible personal property tax.


Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxes on Sales. Your sale of Series shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. (Gains from the sale of New Jersey Series shares, however, are exempt from New Jersey income tax.) A sale also may be subject to local income tax. Your exchange of Series shares for shares of another Morgan Stanley Fund or Series is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Series' financial performance for the periods indicated. Certain information reflects financial results for a single Series share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



Arizona Series
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                             2001             2000             1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $10.12            $9.90           $10.81           $10.64           $10.59
--------------------------------------------    --------         --------         --------         --------         --------
   Net investment income                            0.47             0.49             0.49             0.51             0.53
   Net realized and unrealized gain (loss)          0.21             0.22            (0.75)            0.17             0.05
 Total from investment operations                   0.68             0.71            (0.26)            0.68             0.58
--------------------------------------------    --------         --------         --------         --------         --------
   Dividends to shareholders                       (0.47)           (0.49)           (0.49)           (0.51)           (0.53)
   Distributions to shareholders                     --               --             (0.16)             --               --
 Total dividends and distributions                 (0.47)           (0.49)           (0.65)           (0.51)           (0.53)
--------------------------------------------    --------         --------         --------         --------         --------
   Net asset value, end of period                 $10.33           $10.12            $9.90           $10.81           $10.64
--------------------------------------------    --------         --------         --------         --------         --------
 TOTAL RETURN+                                      6.82%            7.42%           (2.53)%           6.56%            5.64%
   Net assets, end of period (000's)             $31,722          $32,329          $36,867          $41,655          $41,891
--------------------------------------------    --------         --------         --------         --------         --------
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                         0.71%(1)         0.67%(1)         0.66%(1)         0.65%(1)         0.66%(1)
   Net investment income                            4.54%            4.93%            4.72%            4.77%            5.04%
--------------------------------------------    -----------      -----------      -----------      -----------      -----------
   Portfolio turnover rate                            30%              10%              13%              30%               2%

+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

Florida Series
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                             2001             2000             1999             1998           1997
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $10.35           $10.10           $11.25           $10.97         $10.86
--------------------------------------------    --------         --------         --------         --------        -------
   Net investment income                            0.50             0.50             0.50             0.52          0.54
   Net realized and unrealized gain (loss)          0.24             0.25            (0.78)            0.28          0.11
 Total from investment operations                   0.74             0.75            (0.28)            0.80          0.65
--------------------------------------------    --------         --------         --------         --------        -------
   Dividends to shareholders                       (0.50)           (0.50)           (0.50)           (0.52)         (0.54)
   Distributions to shareholders                      --               --            (0.37)             --              --
 Total dividends and distributions                 (0.50)           (0.50)           (0.87)           (0.52)         (0.54)
--------------------------------------------    --------         --------         --------         --------        -------
   Net asset value, end of period                 $10.59           $10.35           $10.10           $11.25         $10.97
--------------------------------------------    --------         --------         --------         --------        -------
 TOTAL RETURN+                                      7.23             7.70%           (2.70)%           7.58%          6.10%
   Net assets, end of period (000's)             $44,211          $47,951          $53,555          $61,262        $65,088
--------------------------------------------    --------         --------         --------         --------        -------
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                         0.65%(1)         0.63%(1)         0.64%(1)         0.62%(1)       0.62%
   Net investment income                            4.69%            4.95%            4.69%            4.69%          5.02%
--------------------------------------------    -----------      -----------      -----------      -----------     -------
   Portfolio turnover rate                            16%               4%              13%              26%             7%

+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

New Jersey Series
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                             2001            2000             1999            1998             1997
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $10.44          $10.22           $11.15          $10.88           $10.70
--------------------------------------------     -------        --------          -------        --------          -------
   Net investment income                           0.50             0.50             0.51            0.53            0.53
   Net realized and unrealized gain (loss)         0.23             0.22            (0.77)           0.27            0.18
 Total from investment operations                  0.73             0.72            (0.26)           0.80            0.71
--------------------------------------------     -------        --------          -------        --------          -------
   Dividends to shareholders                       (0.50)          (0.50)           (0.51)          (0.53)           (0.53)
   Distributions to shareholders                      --              --            (0.16)            --                --
 Total dividends and distributions                 (0.50)          (0.50)           (0.67)          (0.53)           (0.53)
--------------------------------------------     -------        --------          -------        --------          -------
   Net asset value, end of period                 $10.67          $10.44           $10.22          $11.15           $10.88
--------------------------------------------     -------        --------          -------        --------          -------
 TOTAL RETURN+                                      7.07%           7.32%           (2.44)%          7.49%            6.99%
   Net assets, end of period (000's)             $36,757         $36,306          $38,566         $41,803          $41,520
--------------------------------------------     -------        --------          -------        --------          -------
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                         0.69%           0.69%(1)         0.69%           0.67%(1)         0.66%
   Net investment income                            4.65%           4.90%            4.73%           4.77%            5.02%
--------------------------------------------     -------        -----------       -------        -----------       -------
   Portfolio turnover rate                             9%             20%              10%             21%              14%

+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

                                                    Pennsylvania Series
YEAR ENDED NOVEMBER 30                             2001             2000             1999             1998           1997
   Net asset value, beginning of period           $10.46           $10.19           $11.15           $10.97         $10.85
--------------------------------------------    --------         --------         --------         --------        -------
   Net investment income                            0.54             0.52             0.52             0.53          0.54
   Net realized and unrealized gain (loss)          0.30             0.27            (0.84)            0.18          0.14
 Total from investment operations                   0.84             0.79            (0.32)            0.71          0.68
--------------------------------------------    --------         --------         --------         --------        -------
   Dividends to shareholders                       (0.54)++         (0.52)           (0.52)           (0.53)         (0.54)
   Distributions to shareholders                      --               --            (0.12)             --           (0.02)
 Total dividends and distributions                 (0.54)           (0.52)           (0.64)           (0.53)         (0.56)
--------------------------------------------    --------         --------         --------         --------        -------
   Net asset, value, end of period                $10.76           $10.46           $10.19           $11.15         $10.97
--------------------------------------------    --------         --------         --------         --------        -------
 TOTAL RETURN+                                      8.19%            8.03%           (3.02)%           6.60%          6.53%
   Net assets end of period (000's)              $35,514          $52,041          $49,059          $53,808        $44,056
--------------------------------------------    --------         --------         --------         --------        -------
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                         0.68%(1)         0.64%(1)         0.64%(1)         0.64%(1)       0.66%
   Net investment income                            5.05%            5.07%            4.83%            4.75%          5.01%
--------------------------------------------    -----------      -----------      -----------      -----------     -------
   Portfolio turnover rate                            11%               6%               6%              26%             8%

+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

++    Includes capital gain distribution of $0.0029.

(1)   Does not reflect the effect of expense offset of 0.01%.

Notes



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  MORGAN STANLEY FUNDS
--------------------------------------------------------------------------------

 O GLOBAL/INTERNATIONAL FUNDS

      Competitive Edge Fund - "Best Ideas" Portfolio

      European Growth Fund

      Fund of Funds - International Portfolio

      Global Dividend Growth Securities

      Global Utilities Fund

      International Fund

      International SmallCap Fund

      International Value Equity Fund

      Japan Fund

      Latin American Growth Fund

      Pacific Growth Fund

 O GROWTH FUNDS

      21st Century Trend Fund

      Aggressive Equity Fund

      All Star Growth Fund

      American Opportunities Fund

      Capital Growth Securities


      Capital Opportunities Trust


      Developing Growth Securities Trust

      Financial Services Trust

      Growth Fund

      Health Sciences Trust

      Information Fund

      KLD Social Index Fund

      Market Leader Trust

      Mid-Cap Value Fund

      Nasdaq-100 Index Fund

      Natural Resource Development
      Securities

      New Discoveries Fund

      Next Generation Trust

      Small Cap Growth Fund

      Special Value Fund

      Tax-Managed Growth Fund

      Technology Fund


 O GROWTH + INCOME FUNDS

      Balanced Growth Fund

      Balanced Income Fund

      Convertible Securities Trust

      Dividend Growth Securities

      Equity Fund

      Fund of Funds - Domestic Portfolio

      Income Builder Fund

      Real Estate Fund

      S&P 500 Index Fund

      S&P 500 Select Fund

      Strategist Fund

      Total Market Index Fund

      Total Return Trust

      Utilities Fund

      Value Fund

      Value-Added Market Series/
      Equity Portfolio


 O INCOME FUNDS

      Diversified Income Trust

      Federal Securities Trust

      High Yield Securities

      Intermediate Income Securities

      Limited Duration Fund(NL)

      Liquid Asset Fund (MM)

      North American Government
      Income Trust

      Short-Term U.S. Treasury Trust

      U.S. Government Money Market Trust (MM)

      U.S. Government Securities Trust


 O TAX-FREE INCOME FUNDS

      California Tax-Free Daily Income Trust (MM)

      California Tax-Free Income Fund

      Hawaii Municipal Trust (FSC)

      Limited Term Municipal Trust (NL)

      Multi-State Municipal Series Trust (FSC)

      New York Municipal Money Market Trust (MM)

      New York Tax-Free Income Fund

      Tax-Exempt Securities Trust

      Tax-Free Daily Income Trust (MM)

--------------------------------------------------------------------------------

  There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.

  Unless otherwise noted, each listed Morgan Stanley Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                                  Morgan Stanley

Additional information about each Series' investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Series' performance during the Fund's last fiscal year. The Fund's Statement of Additional Information also provides additional information about each Series, including investment and risk information concerning municipal obligations of each relevant state. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:


                                (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com funds


Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about a Series are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

  TICKER SYMBOLS:

  Arizona       DWAZX        New Jersey    DWNJX
--------------------------------------------------
  Florida       DWFLX        Pennsylvania  DWPAX

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6208)

Morgan Stanley Multi-State
Municipal Series Trust
Consisting of four separate
fund portfolios: Arizona Series
Florida Series New Jersey Series
Pennsylvania Series

Each Series seeks to provide
a high level of current income
exempt from both Federal and
designated State income taxes
consistent with preservation of
capital

         Prospectus  January 31, 2002

STATEMENT OF ADDITIONAL INFORMATION
                                        MORGAN STANLEY MULTI-STATE
                                        MUNICIPAL SERIES TRUST
JANUARY 31, 2002




--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. The Prospectus (dated January 31, 2002) for the Morgan Stanley Multi-State Municipal Series Trust may be obtained without charge from the Trust at its address or telephone numbers listed below or from Morgan Stanley DW Inc. at any of its branch offices. The Trust consists of 4 separate fund portfolios referred to as Series: the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series.

Morgan Stanley Multi-State Municipal Series Trust
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.    Fund History ......................................................  4
II.   Description of the Fund and the Investments and Risks of the
      Series ............................................................  4
        A. Classification ...............................................  4
        B. Investment Strategies and Risks ..............................  4
        C. Fund Policies/Investment Restrictions ........................ 21
III.  Management of the Fund ............................................ 22
        A. Board of Trustees ............................................ 22
        B. Management Information ....................................... 23
        C. Compensation ................................................. 27
IV.   Control Persons and Principal Holders of Securities ............... 29
V.    Investment Management and Other Services .......................... 29
        A. Investment Manager ........................................... 29
        B. Principal Underwriter ........................................ 30
        C. Services Provided by the Investment Manager .................. 30
        D. Dealer Reallowances .......................................... 31
        E. Rule 12b-1 Plan .............................................. 31
        F.   Other Service Providers .................................... 33
        G. Codes of Ethics .............................................. 33
VI.   Brokerage Allocation and Other Practices .......................... 33
        A. Brokerage Transactions ....................................... 33
        B. Commissions .................................................. 34
        C. Brokerage Selection .......................................... 34
        D. Directed Brokerage ........................................... 35
        E. Regular Broker-Dealers ....................................... 35
VII.  Capital Stock and Other Securities ................................ 35
VIII. Purchase, Redemption and Pricing of Shares ........................ 36
        A. Purchase/Redemption of Shares ................................ 36
        B. Offering Price ............................................... 36
IX.   Taxation of the Fund and Shareholders ............................. 37
X.    Underwriters ...................................................... 42
XI.   Calculation of Performance Data ................................... 42
XII.  Financial Statements .............................................. 44
XIII. Appendix-Ratings of Investments ...................................

                      Glossary of Selected Defined Terms


     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" - The Bank of New York is the Custodian of the Fund's assets.


     "Distributor" - Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.


     "Financial Advisors" - Morgan Stanley authorized financial services representatives.


     "Fund" - Morgan Stanley Multi-State Municipal Series Trust, a registered open-end investment company.


     "Independent Trustees" - Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


     "Investment Manager" - Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.


     "Morgan Stanley DW" - Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.


     "Morgan Stanley & Co." - Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.


     "Morgan Stanley Funds" - Registered investment companies for which the Investment Manager serves as the investment advisor that hold themselves out to investors as related companies for investment and investor services.


     "Morgan Stanley" - Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


     "Morgan Stanley Services" - Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.



     "Series" - Each of the following four separate portfolios of the Fund: the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series.



     "Transfer Agent" - Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.



     "Trustees" - The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

     The Fund was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on October 29, 1990, with the name Dean Witter Multi-State Municipal Series Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Multi-State Municipal Series Trust. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Multi-State Municipal Series Trust.



II. DESCRIPTION OF THE FUND AND THE INVESTMENTS AND RISKS OF THE SERIES
--------------------------------------------------------------------------------
A. CLASSIFICATION


     The Fund is an open-end, non-diversified management investment company. The Fund consists of 4 separate fund portfolios referred to as "Series:" the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. The investment objective of each Series is to provide a high a level of current income exempt from both federal and the designated state income tax, consistent with the preservation of capital.

     The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree. The Fund's investments, however, are currently diversified and may remain diversified in the future.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Series' investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

     TAXABLE SECURITIES. Each Series may invest up to 20% of its total assets in taxable money market instruments, tax-exempt securities of other states and municipalities and futures and options. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment of proceeds of the sale of each Series' shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those tax-exempt securities of other states which satisfy the standards established for the tax-exempt securities of a Series may be purchased by that Series.

     The types of taxable money market instruments in which each Series may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities;
(ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Series may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Series may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to a Series of purchasing obligations with a demand feature is that liquidity, and the ability of the Series to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL REVENUE BONDS. Each Series may invest in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

     LENDING OF PORTFOLIO SECURITIES. Each Series may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Series and is maintained each business day in a segregated account pursuant to applicable regulations. The collateral value of the loaned securities will be marked-to-market daily. While such securities are on loan, the borrower will pay the Series any income accruing thereon, and the Series may invest the cash collateral in portfolio securities, thereby earning additional income. Each Series will not lend more than 25% of the value of the total assets of any Series. Loans will be subject to termination by a Series in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Series and its shareholders. A Series may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. The creditworthiness of firms to which a Series lends its portfolio securities will be monitored on an ongoing basis.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES. Each Series may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by a Series, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Series, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

     Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by a Series entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Series pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Series entering into a futures contract sale. If the offsetting sale price exceeds the purchase price the Series realizes a gain, and if the offsetting sale price is less than the purchase price the Series realizes a loss.

     Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option changes is reflected in the net asset value of the particular Series holding the options.

     Each Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Series may be required to make additional margin payments during the term of the contract.

     Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between
6 1/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index. Each Series may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of contracts that become available in the future.

     Financial futures contracts are traded in an auction environment on the floors of several Exchanges--principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of each Series portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce the value of futures contracts for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

     Another risk is that a Series' Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Series sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, that Series would lose money on the sale. Put and call options on financial futures have characteristics similar to Exchange traded options.

     In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop.

     A Series may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of that Series' total assets. In instances involving the purchase of futures contracts by a Series, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents or other liquid portfolio securities to collateralize the position and thereby ensure that the use of such futures is unleveraged. A Series may not purchase or sell futures contracts or related options if, immediately thereafter, more than one-third of the net assets of that Series would be hedged.

     Municipal Bond Index Futures. Each Series may utilize municipal bond index futures contracts for hedging purposes. The strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash, if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by a purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract.

     Options. Each Series may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of a Series' portfolio. A Series will only buy options listed on national securities exchanges. A Series will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Series total assets.

     Presently there are no options on tax-exempt securities traded on national securities exchanges. Each Series will not invest in options on debt securities in the coming year or until such time as they become available on national securities exchanges.

     A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

     A Series will only write covered call or covered put options listed on national exchanges. A Series may not write covered options in an amount exceeding 20% of the value of the total assets of that Series. A call option is "covered" if a Series owns the underlying security covered by the call or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Series holds a call on the same security or futures contract as the call written, where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by a Series in cash, Treasury bills or other liquid portfolio securities in a segregated account with its custodian. A put option is "covered" if a Series maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If a Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Series has been assigned an exercise notice, the Series will be unable to effect a closing purchase transaction. Similarly, if the Series is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction on behalf of a Series can be effected when the Series so desires.

     A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the purchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by a Series is exercised, the Series may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premiums received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If a Series as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Series in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations. These agreements, which may be viewed as a type of secured lending by the Series, typically involve the acquisition by a Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Series will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by a Series to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


     While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Series follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Series will seek to liquidate such collateral. However, the exercising of the Series' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Series could suffer a loss. It is the current policy of each Series not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by that Series, amount to more than 10% of the total assets of that Series.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Series may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Series will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Series may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time a Series makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Series' assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. Each Series will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

     THE ARIZONA SERIES - SPECIAL INVESTMENT CONSIDERATIONS. The Arizona Series will invest principally in securities of political subdivisions and other issuers of the State of Arizona the interest on which is exempt from federal and Arizona income taxes. As a result, the ability of such Arizona issuers to meet their obligations with respect to such securities generally will be influenced by the political, economic and regulatory developments affecting the state of Arizona and the particular revenue streams supporting such issuers' obligations. If any of such political subdivisions are unable to meet their financial obligations, the income derived by the Arizona Series, the ability to preserve or realize appreciation of the Arizona Series' capital, and the liquidity of the Arizona Series could be adversely affected. The following summary respecting the State of Arizona is only general in nature and does not purport to be a description of the investment considerations and factors which may have an effect on the obligations of a particular issuer in which the Arizona Series may invest.

     Although Arizona continued to rank first among the states in growth in real gross state product according to the United States Department of Commerce, rankings are based on figures from 1992 through 1999 (which are the most current figures available) and do not reflect the recent events impacting the state and national economies. During this period, Arizona's real gross state product grew 7.3 percent compared to 4.0 percent nationally. Arizona's economy has recently been deteriorating in line with the national economy, and economists from Arizona State University expect to see further slowdowns in the aftermath of the events of September 11. It is not clear, however, that the decline in the Arizona economy will be any worse than the average decline that is expected throughout the nation's economy. In fact, according to a study of the recession and employment trends conducted in December of 2001 by the Arizona Blue Chip Economic Forecast, the local recession is expected to be less severe than the nation's as a whole. A senior economist with the Bank One Economic Outlook Center stated that early indications from the Arizona Index of Economic Indicators for September and November of 2001 may signal at least a modest recovery as early as the beginning of the second quarter of 2002. Although many economists agree that things will gradually begin to improve later this year, it is expected to be a different economy with lower-than-normal growth compared to past years in areas such as jobs, personal income and retail sales. Economists from Arizona State University predict that the attacks will further slow economic activity in the state during 2002 with hits to tourism, tax revenue and employment growth, but expect to see improvement in 2003.

     According to U.S. Census Bureau estimates, Arizona's population expanded more than three times as fast as that of the nation between 1990 and 2000. During 2001, Arizona's population was estimated at approximately 5.3 million and 5.4 million for 2002. Arizona is the second fastest growing state in the nation, with a projected population of 6.1 million by 2010 according to the Arizona Department of Economic Security. This growth in population will require corresponding increases in revenue of Arizona issuers to meet increased demands in infrastructure development and various services, and the performance of Arizona's economy will be critical to providing such increased revenue. According to the Center for Business Research, however, Arizona's population growth has been slowing gradually since the 1996-7 peak, and more substantial slowing is expected over the next several quarters due to the slowing of economic growth.

     Arizona's principal economic sectors include services, wholesale and retail trade, and manufacturing. The single largest economic sector is services consisting of nearly one-third of Arizona's jobs. According to the Arizona Department of Security, however, as of December 2001, the services industry had suffered its seventh consecutive month of job losses. Manufacturing, which accounted for approximately 9.5 percent of the state's employment in 2001, has been on the decline since December of 2000 losing more than 11,000 jobs since November of 2000. The high-technology industries, which has exhibited some resistance to the recent downturn, make up more than half of the manufacturing sector. Although fast population and business growth have contributed to the growth of the construction sector in the past, economists at the University of Arizona are expecting the industry to soften based on softness in labor markets, reduced population growth, and much lower confidence. Until approximately the third quarter of 2001, the strength and growth of the construction industry was the only sector still helping to boost an otherwise slowing economy. In November of 2001 5,200 jobs were lost in the construction industry, for a 3.2 percent monthly decline, and 1,900 jobs were lost in December. Although the housing market remained strong through mid-November, the construction industry is expected to slow in the coming months. Residential construction is expected to decline by 10 percent in 2001 and another 20 percent in 2002. Economists at the University of Arizona are keeping a close watch on the airlines, tourism, retail, manufacturing and construction, the industries which have been and are expected to be most affected by recent events.

     Although Arizona led the nation for job creation during most of 2000, since approximately the second quarter of 2000 the economic slowdown in Arizona has resulted in greater-than-seasonal job losses in all of the major industries, and, figures for November 2001 indicate a complete halt in job growth.

University of Arizona economists predict that there will be more layoffs in the months ahead before bottoming out in the first quarter of 2002. According to economists at the University of Arizona, Arizona's economy will generate less than 20,000 new jobs in 2002, which will be the fewest since 1991; however, they do expect the economy to rebound and create over 90,000 jobs in 2003. Personal income is expected to grow only by 5.4 percent in 2001 and 4.8 percent in 2002, following the huge growth of 9.2 percent in 2000.The meager growth in personal income is expected to have a dramatic effect on revenues from sales and income taxes, which will present problems for the state budget. Although unemployment rates for Arizona will remain generally comparable to the national average, the current jobless rate shows a dramatic rate increase compared to the 3.9 percent in January 2001. Between September 2000 and September 2001, no jobs were created in Arizona, compared to the average of 90,000 jobs which were added in each of the previous five years. An economist from Arizona State University forecasts 52,600 new jobs for 2002, for a 2.3 percent gain from 2001, which would be the lowest January-to-December expansion since 1992. In December of 2001 the unemployment rate for Arizona was 5.6 percent compared to the national jobless rate of 5.8 percent. More layoffs are expected for January, and the unemployment rate is expected to rise to 6.5 percent by mid year before the Arizona economy is predicted to rebound.

     Although Arizona is required by law to maintain a balanced budget it currently faces a $1.6 billion budget deficit. Traditionally, Arizona has utilized a combination of spending reductions and tax increases in order to balance the budget. The current plan, according to Governor Hull, is to reduce the state's emergency fund and reduce the percentage of pay increases to state employees. Under the current plan, the governor is not planning to raise taxes. The events of September 11 and resulting effects on the national and state economies have had a direct and devastating effect on the state's budget, and is expected to continue to be a significant factor influencing Arizona's budget during the upcoming fiscal year. In fact, economists at Arizona State University expect that impact on state and local tax revenues may be one of the most visible problems as the Arizona economy continues to slow. The reason for the dramatic impact on tax revenues is because of the increased dependence on sales taxes rather than income and property taxes due to tax cuts enacted over the past several years of economic expansion. Compounding the problem is lower income tax collections resulting from the fall in the stock market. As a result, the impact on the state budget is expected to be more pronounced than the general state of the Arizona economy.


     Arizona's constitution limits the amount of debt payable from general tax revenues that may be contracted by the State to $350,000. However, certain other issuers have the statutory power to issue obligations payable from other sources of revenue which affect the whole or large portions of the State. For example, the Transportation Board of the State of Arizona Department of Transportation may issue obligations for highways which are paid from revenues generated from, among other sources, gasoline taxes.

     Arizona's constitution also restricts debt payable from general tax revenue of certain other issuers of the State. Most importantly, no county, city, town, school district, or other municipal corporation of the State may for any purpose become indebted in any manner in an amount exceeding 6% of the taxable property in such county, city, town, school district, or other municipal corporation without the assent of a majority of the qualified electors thereof voting at an election provided by law to be held for that purpose; provided, however, that (i) under no circumstances may any county or school district of the State become indebted in an amount exceeding 15% (or 30% in the case of a unified school district) of such taxable property and (ii) any incorporated city or town of the State with such assent may be allowed to become indebted in up to a 20% additional amount for (a) supplying such city or town with water, artificial light, or sewers when the works for supplying such water, light, or sewers are or shall be owned and controlled by the municipality and (b) the acquisition and development by such city or town of land or interests therein for open space preserves, parks, playgrounds and recreational facilities. Annual property tax levies for the payment of such debt, which pursuant to applicable statutes may only be issued for limited purposes, are unlimited as to rate or amount. Other obligations may be issued by counties, cities, towns, school districts and other municipal corporations, sometimes without an election. Such obligations are payable from, among other revenue sources, project revenue, special assessments, annual budget appropriations and excise, transaction privilege and use taxes.

     Irrigation, power, electrical, agricultural improvement, drainage, flood control and tax levying public improvement districts are exempt specifically from the above-noted restrictions of the constitution and may issue obligations for limited purposes, payable from a variety of revenue sources. For example, Salt River Project Agricultural & Improvement District, an agricultural improvement district that operates the Salt River Project (a federal reclamation project and an electric system which generates, purchases, and distributes electric power to residential, commercial, industrial, and agricultural power users in a 2,900 square-mile service area around Phoenix), may issue obligations payable from a number of sources.

     The State of Arizona does not issue general obligation debt. However, other debt issued by the State and its authorities, including lease debt, highway revenue bonds, anticipation notes and transportation excise revenue bonds are rated variously A1, Aa1, Aa2 and Aa3 by Moody's Investors Service, indicating a stable outlook.

     The foregoing discussion contains forward looking statements with respect to the outlook of the Arizona economy and the forecasts related thereto. There can be no assurance that the outlook or the forecasts for the Arizona economy will be realized. Factors that could cause actual results to differ from the forecasts include, among other things, unanticipated political, economic or regulatory changes arising at the state or national level, natural disasters, and other factors outside the issuer's control or ability to predict.

     THE FLORIDA SERIES - SPECIAL INVESTMENT CONSIDERATIONS. The following information is provided only for general information purposes and is not intended to be a description or summary of the investment considerations and factors which may have an affect on the Florida Series or the obligations of the issuers in which the Florida Series may invest. Prospective investors must read the entire prospectus to obtain information essential to the making of an informed investment decision.


     The Florida Series invests primarily in municipal securities and obligations of the State of Florida and counties, cities, school districts, special districts, and other government authorities and issuers of the State of Florida, the interest on which is excludable from gross income for federal income tax purposes. The Florida Series may also invest in tax-exempt, municipal securities and obligations that are issued by governmental entities for the benefit of certain private obligors. The repayment of such securities and obligations ultimately is the responsibility of the private obligor and the governmental issuer typically is not responsible for the repayment of such securities and obligations.


     The municipal securities market of Florida is very diverse and includes many different types of obligations that are issued by a number of different issuers and which are payable from a variety of revenue sources. The amount of many of such revenue sources is largely dependent on the overall economic condition of Florida and the particular local issuer. Certain of these revenue sources are also dependent on the relative populations of the specific issuers. Accordingly, the ability of Florida issuers or private obligors to meet their obligations with respect to such municipal securities is influenced by various political, legal, economic and regulatory factors affecting such issuers, the State of Florida and the repayment sources supporting municipal obligations. If any of such issuers or private obligors cannot satisfy their repayment obligations, for any reason, the income, value and liquidity of the Florida Series may be adversely affected.


     As of January 1, 2002, the State of Florida's general obligation debt maintained ratings of "AA+" from Standard & Poor's, "AA" from Fitch and "Aa2" from Moody's Investors Service ("Moody's"); provided, however, in December, 2001, Moody's revised its credit outlook for Florida from "stable" to "negative." In its Special Comment released in December 2001, Moody's states that the negative outlook reflects the impact of the national economic recession which has been exacerbated by the terrorist attacks on September 11. Florida does not have an income tax and receives nearly 75% of its general fund revenues from sales taxes. A large portion of such sales tax revenues are derived from the tourism industry. Moody's indicates that revenue projections anticipate revenue shortfalls of $1.3 billion and $1.5 billion for the State's 2002 and 2003 fiscal years, respectively. Two special sessions of the Florida legislature were convened during the fall of 2001 to address this situation. A plan was adopted that attempts to balance the budget by reducing spending by $1 billion, delaying certain intangibles tax cuts that were scheduled to become effective and drawing $300 million from certain trust funds.

     It should be noted with respect to the ratings referred to in the immediately prior paragraph, however, that the Florida Series is not required to invest in State of Florida general obligation debt and, accordingly, may or may not have any investments in State of Florida general obligation debt from time to time. Some issuers in which the Florida Series invests may have ratings lower than the State's ratings noted above while others may have higher ratings.

     Florida presently is the fourth largest state in the United States and continues to be one of the most rapidly growing states. As of April 1, 2001, the State's population was 16,331,739. This represents an increase of approximately 3.4 million people since 1990, the third largest population increase for any state during such period (California was first and Texas was second). During such period of time, Florida's total percentage growth in population was 23.5%, one of the largest percentage increases among all states.


     Florida's principal economic sectors include services and tourism, retail, light manufacturing, particularly in the electronic, chemical and transportation areas, finance and insurance, real estate, wholesale trade, transportation and communications, agriculture, government and the military. During the last few calendar years Florida's unemployment figures have approximated the national average.

     Prior to September 11, 2001 the United States and the State of Florida were experiencing an economic slowdown. As a result of the terrorist attacks on that date, various segments of the economy in the United States and the State of Florida have been disrupted, including, in particular, the tourism industry. The short and long term effect of these conditions and subsequent events could have a material effect on the level of State of Florida and local government revenues which could differ significantly from historical revenues. At this time, the full extent of such disruption and its effect upon the financial condition and operations of the State of Florida and the local governments within the State cannot be predicted with any accuracy. Over the long-term most of Florida's economic sectors are expected to continue to grow and in light of Florida's geographic location and diverse population, it is anticipated that Florida will continue to benefit from the expanding world markets, especially Latin America.

     Primarily as a result of the events described in the immediately preceding paragraph, the Florida Department of Revenue's Office of Research & Analysis recently released a report recommending reductions in the previously released revenue estimates for local governments in the State of Florida. The report estimates that local revenue receipts derived from certain sales tax proceeds and revenue sharing proceeds will be, on average, 5.1% lower than originally projected for the State's fiscal year ending June 30, 2002.

     The State of Florida and its municipalities and other political subdivisions are each required by law to maintain balanced budgets. In order to satisfy this requirement, Florida government entities have utilized a combination of spending reductions and revenue enhancements. From time to time, tax and/or spending limitation initiatives are introduced by the Florida Legislature or are proposed by the citizens of the State in the form of amendments to the Florida Constitution. Two such amendments became effective during the 1990's and are generally described below.


     By voter referendum held in 1992, the Florida Constitution was amended by adding a subsection which, in effect, limits the annual increases in assessed just value of homestead property to the lesser of (1) three percent of the assessment for the prior year, or (2) the percentage change in the Consumer Price Index, as described and calculated in such amendment. The amendment further provides that (1) no assessment shall exceed just value, (2) after any change of ownership of homestead property or upon termination of homestead status, such property shall be reassessed at just value as of January 1 of the year following the year of sale or change of status, (3) new homestead property shall be assessed at just value as of January 1 of the year following the establishment of the homestead, and (4) changes, additions, reductions or improvements to homestead property shall initially be assessed as provided for by general law, and thereafter as provided in the amendment. Pursuant to a Florida Supreme Court ruling, the amendment became effective on January 1, 1995. Studies have been conducted analyzing the effect of this amendment on property values and tax collections in Florida since its effective date. Such studies conclude that while the assessed values of homestead property within the State have been lower due to the amendment, the impact on total property tax revenues for local governments within the

State has been small due to growth in the total property tax base and the property tax revenues received with respect to non-homestead property. It is expected that the amendment's impact will be similar in future years although there is no guaranty that such expectations will be realized.

     In the 1994 general election, Florida voters approved an amendment to the Florida Constitution which is commonly referred to as the "Limitation On State Revenues Amendment." This amendment provides that state revenues collected for any fiscal year shall be limited to state revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to a budget stabilization fund until the fund reaches the maximum balance specified in the amendment to the Florida Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on state revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote in each house. This amendment took effect on January 1, 1995, and was first applicable to the State's fiscal year 1995-96. This amendment has had no impact for the state fiscal years following the effective date of the amendment, as State revenues have been substantially below the constitutionally imposed limitation. It is projected that State revenues for the next few fiscal years also will not exceed the applicable revenue limitations. Estimates or projections beyond such period cannot be made with any certainty at this time.

     During the Florida Legislature's year 2000 regular session, certain legislation was adopted that effectively replaced the sources of funding for a variety of revenue streams which are provided by the State to Florida local governments with new funding sources. Most of the new funding sources are considered to be as secure or more secure than the sources of funding that they replaced. Moreover, the Florida Legislature in most instances expressed its intent that the legislation not diminish the amount of funds which are distributed to local governments. However, there is no guarantee that local governments will not experience any reduction in receipts as a result of the legislation.

     Currently, there are pending proposals in the Florida legislature to reduce the State sales tax rate of 6% while at the same time eliminating many of the current sales tax exemptions. The State sales tax is the largest single source of revenue for the State of Florida and it is a principal funding source for many distributions to local governments within the State. Although the sponsors of the proposed legislation intend for the legislation to be revenue neutral or positive, it is not possible to predict the likelihood that such proposal will become law or the effect any such law would have on the amount of revenues to the State of Florida and the local governments within the State.

     It is aniticipated that there will be additional legislation proposed during the upcoming State legislative session that could affect State and local government revenues sources. It is impossible at this time to predict what types of legislation may be introduced or become law or what effect any such legislation may have on the economic and financial condition of the State of Florida and its local governments.


     THE NEW JERSEY SERIES - SPECIAL INVESTMENT CONSIDERATIONS. The portfolio of the New Jersey Series contains different issues of debt obligations issued by or on behalf of the State of New Jersey and counties, municipalities and other political subdivisions and other public authorities thereof or by the Government of Puerto Rico or the Government of Guam or by their respective authorities. Investment in the New Jersey Series should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates.


     New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,134 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

     The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.


     Calendar year 2000 marked the 8th consecutive year of economic expansion in New Jersey. Employment within the State increased by 2.5% in 2000, resulting in an increase of over 95,000 jobs. Job gains were primarily spread across the service producing industries with particularly strong growth in wholesale and retail trade (22,100). The engineering/consulting/research sector and the computer/data processing services sector accounted for 17,800 of 48,100 job gains in the business services sub-sector. During the past decade, New Jersey's job growth has been concentrated in five major "growth clusters": health, high technology, logistics, financial and entertainment. Combined, these five growth clusters added over 200,000 jobs during the ten years from 1988 to 1998, a 19% growth rate compared to a 4% growth rate for all other industries in the State. These growth clusters grew by 2.6% in 1999, over twice the rate of 1.2% for all other industries in New Jersey. With strong labor market conditions, New Jersey's personal income increased at a pace of 7.3% in 2000. The strong State economy also led to a 9.0% growth in retail sales. Low inflation, approximately 3%, continues to benefit New Jersey consumers and businesses, and low interest rates have increased spending on housing and other consumer durables. In 2000, home building decreased slightly from the level of 1999 which was an 11-year high. New Jersey's unemployment rate fell steadily in 2000. Joblessness, in terms of both absolute level and its rate fell below 4% in 2000.

     Economic performance in calendar year 2001 through June has moderated from the peak levels of 2000 as New Jersey parallels the national slow-down. Employment growth, while still positive, has steadily trended downward since mid-2000. The average annual rate of unemployment growth for the first half of 2001 is 1.2%. The unemployment rate has edged back up to 4% compared to 3.75% for 2000. Personal income growth for the first half of 2001 is estimated to be 6.6% compared to the revised 2000 rate of 8.3%. Housing starts are at an annual rate of 32,000 units, down about 5% from the 2000 rate. New vehicle registrations in 2001 are about 10% below those for the first half of 2000.

     Prior to the events of September 11, 2001, it had been anticipated that the slowdown experienced in 2001 would stabilize by the end of the year leading to relatively low but positive growth rates for most 2001 economic indicators. It was anticipated that moderate positive growth would resume early in 2002 and continue. However, given the many economic and civic uncertainties unleashed by the events of September 11 and the reactions to those events, it is difficult to provide a revised forecast at this time. It is possible that the State and the nation may experience further contraction of the economy and the expected 2002 recovery may be delayed as consumers, investors, and businesses cautiously assess the events of the next few months. We believe the basic fundamentals of the State's economic health remain strong and the long run prospects for economic growth of the State are favorable.


     The New Jersey State Constitution prohibits the legislature from making appropriations in any fiscal year in excess of the total revenue on hand and anticipated. A debt or liability that exceeds 1% of total appropriations for the year is also prohibited, unless it is in connection with a refinancing to produce a debt service savings or it is approved at a general election. Such debt must be authorized by law and applied to a single specified object or work. These Constitutional provisions do not apply to debt incurred because of war, insurrection or emergencies caused by disaster.

     Pursuant to Article VIII, Section II, par. 2 of the New Jersey Constitution, no monies may be drawn from the State Treasury except for appropriations made by law. In addition, the monies for the support of State government and all State purposes, as far as can be ascertained, must be provided for in one general appropriation law covering one and the same fiscal year.

     In addition to the Constitutional provisions, the New Jersey statutes contain provisions concerning the budget and appropriation system. Under these provisions, each unit of the State requests an appropriation from the Director of the Division of Budget and Accounting, who reviews the budget requests and forwards them with his recommendations to the Governor. The Governor then transmits a recommended expenditures and sources of anticipated revenue to the legislature, which reviews the Governor's Budget Message and submits an appropriation bill to the Governor for his signature by July 1 of each year. At the time of signing the bill, the Governor may revise appropriations or anticipated revenues. That action can be reversed by a two-thirds vote of each House. No supplemental appropriation may be enacted after adoption of the act, except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet the appropriation. Finally, the Governor may, during the course of the year, prevent the expenditure of various appropriations when revenues are below those anticipated or when any such expenditure is determined not to be in the best interest of the State.

     The State's 2002 Fiscal Year budget became law on June 30, 2001. Of the $22,920.7 million appropriated in Fiscal Year 2002 from the General Fund, the Property Tax Relief Fund, the Gubernatorial Elections Fund, the Casino Control Fund and the Casino Revenue Fund, the following appropriations were made for the following purposes: (i) $9,148.1 million (39.9%) for State Aid to Local Governments ("State Aid"), (ii) $7,463.7 million (32.6%) for Grants-in-Aid,
(iii) $4,750.7 million (20.7%) for Direct State Services, (iv) $493.9 million (2.2%) for Debt Service on State general obligation bonds and (v) $1,064.3 million (4.6%) for Capital Construction.

     The largest recommended appropriation included in the State Aid category, in the amount of $7,259.3 million, was for elementary and secondary education programs including $3,080.3 million for core curriculum standards, $330.6 million for early childhood aid, $429.1 million for Abbott v. Burke Parity Remedy aid (see litigation discussion below), $303.8 million for pupil transportation aid, $896.4 million for special education, $97.0 million for nonpublic school aid and $140.9 million for debt service on school bonds. Also, a State Aid appropriation of $50.0 million for facilities improvements was funded from a portion of an increase in State cigarette taxes. Additional significant appropriations for schools included $251.8 million for supplemental core curriculum standards aid, $199.5 million for demonstrably effective program aid and $905.7 million to assist school districts with their contributory share of the social security and teachers' pensions and benefits programs.

     Other recommended appropriations in the State Aid category included $976.6 million for the Department of Community Affairs, $831.6 million for Consolidated Municipal Property Tax Relief, $17.4 million for housing programs, $33.8 million for block grant programs and $25.0 million for extraordinary aid. State Aid appropriations to the Department of Treasury of $520.5 million were used for aid to county colleges ($203.9 million); the cost of property tax deductions and exemptions for senior citizens, disabled persons and veterans ($81.4 million); and the State contribution to the Consolidated Police and Firemen's Pension Fund ($9.4 million).

     The second largest category of appropriations, after State Aid ($7,463.7 million), was for Grants-in-Aid. This category represents amounts used for payments to individuals or to public or private agencies for benefits or services to which a recipient is by law entitled. Of this amount, $2,970.8 million is appropriated for programs administered by the Department of Human Services which include welfare and Medicaid programs, programs for the disabled and pharmaceutical assistance to the aged and disabled. The third largest category ($4,750.7 million) was for Direct State Services consisting of amounts used to support the operation of State government departments, the Executive office, various State commissions and the State legislature and judiciary. Finally, smaller amounts were appropriated to pay debt service on general obligation bonds of the State ($493.9 million); for capital construction financed on a pay-as-you go basis ($1,064.3 million) and for protection of air, land, water, forest wildlife and shellfish resources and for the provision of outdoor recreational facilities ($222.9 million).


     At any given time, there are various claims and cases pending against the State and State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 et seq. Such claims include but are not limited to those that may be filed against the University of Medicine and Dentistry and its employees seeking recoveries for alleged medical malpractice. In addition, at any given time there are various contract and other claims against the State, among other parties, including environmental claims arising from the alleged disposal of hazardous wastes, seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims and cases. An independent study estimated an aggregate potential exposure of $97,354,000 for tort and medical malpractice claims pending, as of December 3, 2000. Moreover, New Jersey is involved in a number of other lawsuits in which adverse decisions could materially affect revenue or expenditures.

     Such lawsuits include (1) actions challenging assessments made upon property and casualty liability insurers doing business in New Jersey pursuant to the Fair Automobile Insurance Reform Act; (2) a suit challenging the constitutionality on Federal Commerce Clause grounds, of certain hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection; (3) litigation seeking to extend to middle income and poor rural school districts the mandate of Abbott v. Burke, which requires poor urban school districts to be provided amounts sufficient to permit them to spend at the average of wealthy suburban school districts; (4) two separate suits alleging violation of environmental laws resulting from alleged contamination existing at the State-owned Liberty State Park and from certain soil shipments made to that Park in connection with the I-287 wetlands mitigation project; (5) an action challenging the State's application of the "spousal impoverishment provisions" of the Medicare Catastrophic Coverage Act governing the treatment of income and resources available to the "community" spouse when an institutionalized spouse seeks to establish Medicare eligibility; (6) a challenge by 19 New Jersey hospitals to the State's Medicaid reimbursement procedures; (7) a breach of contract and civil rights action brought against the State by Medicare part B service providers who seek reimbursement for Medicare co-insurance and deductibles not paid by the State Medicaid program from 1988 to February 10, 1995; (8) a suit brought by a private resource recovery facility owner and operator against the State Department of Environmental Protection and others, including the Camden County Pollution Control Financing Authority ("CCPCFA"), seeking a halt to the County's solid waste reprocurement process pending clarification of bid specifications with a cross claim against the State brought by CCPCFA; (9) a challenge on State constitutional grounds to the "family cap" provisions of the State Work First New Jersey Act brought on behalf of all persons who did not receive an increase in certain welfare benefits because of the cap; (10) a complaint filed by 25 middle income school districts alleging that the State's system of funding for their schools is violative of the constitutional rights of equal protection and a thorough and efficient education; (11) challenges by various hospitals claiming that the $10 per adjusted hospital admissions charge is a "tax" as opposed to a "regulatory fee" and violative of State and Federal constitutional prohibitions and equal protection requirements; (12) a class action lawsuit filed against State's Division of Youth and family services alleging systemic failure to protect the plaintiff class and furnish legally required services to these children and their families; (13) a claim against the State's Department of Environmental Protection for taking of property consisting of 80 acres of fresh water wetlands without just compensation in the City of Cape May; and
(14) a suit challenging the constitutionality under the New Jersey State Constitution of various state statutes which authorize the issuance of bonds by various State authorities which are payable by the State Treasurer subject to annual appropriation and involve the issuance of State debt without prior voter approval.

     As of January 2002, S&P rated the State's general obligation bonds AA+ with a negative outlook and placed the current rating on Credit Watch. Fitch Inc. currently rates the State's general obligation bonds AA+. In December of 2001, Moodys received.


     THE PENNSYLVANIA SERIES - SPECIAL INVESTMENT CONSIDERATIONS. Presented below is information concerning the Commonwealth of Pennsylvania and certain issuers within the Commonwealth. Such information is based principally on information drawn from recent official statements relating to securities offerings by the Commonwealth and does not purport to be a complete description of such issuers or factors that could adversely affect them. The Investment Manager has not independently verified such information; however, it has no reason to believe that such information is not correct in all material respects. This information does not cover all municipal issuers within the Commonwealth whose securities may be purchased by the Fund.

     Investment Securities. The Pennsylvania Series will invest principally in Commonwealth and Commonwealth-related obligations and obligations of local government units in the Commonwealth and obligations of related authorities. The market value and marketability of the obligations of the Commonwealth and, though generally to a lesser extent, the Commonwealth-related obligations and the local governmental unit and related authority obligations generally will be affected by economic conditions affecting the Commonwealth and litigation matters which may adversely affect the Commonwealth. The market value and marketability of obligations of issuers other than the Commonwealth may also be affected by more localized economic changes, changes affecting the particular revenue stream supporting such obligations and related litigation matters.

     The City of Philadelphia has experienced financial difficulties in the past, as a result of which Moody's and S&P lowered their ratings of City of Philadelphia general obligations below investment grade. Both Moody's and S&P have since raised their ratings of City of Philadelphia general obligations to Baa1 and BBB, respectively. Consequently, such obligations are currently investment grade.


     General Socio-Economic and Economic Information Regarding the Commonwealth. The Commonwealth is the sixth most populous state (ranking behind California, Texas, New York, Florida and Illinois) with a population of approximately 12 million for the last ten years. It has been historically identified as a heavy industry state although that reputation has changed over the last 30 years as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in the Commonwealth are in the service sector, including trade, medical and health services, education and financial institutions. Manufacturing employment has fallen from 18.8% of non-agricultural employment in 1992 to 16.3% in 2000, while service sector employment has increased from 29.4% of non-agricultural employment in 1991 to 32.4% in 2000. From 1983 to 1990, the Commonwealth's annual average unemployment rate dropped from 11.8% to 5.4% (below the national average for each of the years from 1986). In 1999 and 2000, the average annual unemployment rates for the Commonwealth were 4.4% and 4.2%, respectively, compared to rates of 4.2% and 4.0% for the United States for such years.


     The Commonwealth utilizes the fund method of accounting. For purposes of governmental accounting, a "fund" is defined as an independent fiscal and accounting entity with a self-balancing set of accounts, for the purpose of carrying on specific activities or attaining certain objectives in accordance with the fund's special regulations, restrictions or limitations. In the Commonwealth, funds are established by legislative enactment or in certain cases by administrative action.

     The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all Commonwealth obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.


     Revenues in the General Fund include all tax receipts, license and fee payments, fines, penalties, interest and other revenues of the Commonwealth not specified to be deposited elsewhere or not restricted to a specific program or expenditure and federal revenues. Taxes levied by the Commonwealth are the most significant source of revenues in the General Fund. The major tax sources for the General Fund are the sales tax, which accounted for $7.29 billion or 35.6% of General Fund tax revenues in fiscal 2000, the personal income tax, which accounted for $7.36 billion or 35.9% of 2000 General Fund tax revenues, and the corporate net income tax which accounted for $1.9 billion or 9.5% of tax revenues. Federal revenues are those federal receipts which pay or reimburse the Commonwealth for funds disbursed for federally assisted programs.

     The primary expenditures of the General Fund are for education (over $8.0 billion in fiscal 2000) and public health and welfare (over $15.8 billion).


     The Constitution and laws of the Commonwealth require all payments from the General Fund, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from the General Fund may not exceed its actual and estimated revenues for the fiscal year plus any surplus available. Appropriations are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year. The Commonwealth's fiscal year begins July 1 and ends June 30. (Fiscal 2000 refers to the fiscal year ending June 30, 2000.)

     For the five year period fiscal 1996 through fiscal 2000, total revenues and other sources rose at a 5.9% average annual rate while total expenditures and other uses grew by 4.6% annually.


     Program areas having the largest increase in costs for the fiscal 1996 to fiscal 2000 period were for economic development and assistance and protection of persons and property. Recent efforts to control costs of public health and welfare programs and favorable economic conditions have resulted in expenditure increases of 4.8% for the five year period.

     The Constitution requires tax and fee revenues relating to motor fuels and vehicles to be used for highway purposes, and the tax revenues relating to aviation fuels to be used for aviation purposes. Accordingly, all such revenues, except the revenues from one-half cent per gallon of the liquid fuels tax which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities, are placed in the Motor License Fund, as are most federal aid revenues designated for transportation programs. Operating and administrative costs for the Department of Transportation and other Commonwealth departments conducting transportation related programs, including the highway patrol activities of the Pennsylvania State Police, are also paid from the Motor License Fund. Debt service on bonds issued by the Commonwealth for highway purposes is payable from the Motor License Fund.

     Other special revenue funds have been established by law to receive specified revenues that are appropriated to specific departments, boards and/or commissions for payment of their operating and administrative costs. Such funds include the Game, Fish, Boating, Banking Department, Milk Marketing, State Farm Products Show, State Racing and State Lottery Funds. Some of these special revenue funds are required to transfer excess revenues to the General Fund and some receive funding, in addition to their specified revenues, through appropriations from the General Fund.

     In 1986, the General Assembly created the Tax Stabilization Reserve Fund and provided for its initial funding from General Fund appropriations. Income for this fund comes from annual appropriations of money from other Commonwealth funds and investment earnings. The Tax Stabilization Reserve Fund is to be used for emergencies threatening the health, safety or welfare of citizens or to offset unanticipated revenue shortfalls due to economic downturns. Assets of this fund may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly.

     The State Lottery Fund is a special revenue fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the operational and administrative costs of the lottery and the costs of programs benefiting the elderly in Pennsylvania.

     The Commonwealth maintains trust and agency funds which are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals.

     Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of these funds is the State Stores Fund which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.

     The following information, which is based principally on information drawn from recent Official Statements relating to securities offerings by the Commonwealth, provides information regarding certain Pennsylvania issuers of investment securities.

     State and Certain State-related Obligations. The Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects, subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation note debt payable in the fiscal year of issuance. All debt except tax anticipation note debt must be amortized in substantial and regular amounts.

     The Commonwealth may incur debt to fund capital projects for community colleges, highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and the Pennsylvania Industrial Development Authority. Before a project may be funded, it must be itemized in a capital budget bill adopted by the General Assembly. An annual capital budget bill states the maximum amount of debt for capital projects that may be incurred during the current fiscal year for projects authorized in the current or previous years' capital budget bills. Capital projects debt is subject to a Constitutional limit on debt. Once capital projects debt has been authorized by the necessary legislation, issuance authority rests with two of the Issuing Officials (the Governor, the Auditor General and the State Treasurer), one of whom must be the Governor.

     The issuance of electorate approved debt is subject to the enactment of legislation which places on the ballot the question of whether debt shall be incurred. Such legislation must state the purposes for which the debt is to be authorized and, as a matter of practice, includes a maximum amount of funds to be borrowed. Upon electorate approval and enactment of legislation implementing the proposed debt-funded program, bonds may be issued. All such authorizing legislation to date has given issuance authority to two of the Issuing Officials, one of whom must be the Governor.


     Outstanding general obligation debt totaled $5,015 million at June 30, 2000, an increase of $93.4 million from June 30, 1999. Over the 10-year period ending June 30, 2000, total outstanding general obligation debt increased at an annual rate of 0.8%. Within the most recent 5-year period, outstanding general obligation debt has decreased at an annual rate of 0.1%.


     Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These agencies, their purposes and their outstanding debt are as follows:

     Delaware River Joint Toll Bridge Commission ("DRJTBC"): The DRJTBC, a public corporation of the Commonwealth and New Jersey, owns and operates bridges across the Delaware River. Debt service on bonds is paid from tolls and other revenues of the Commission. The DRJTBC had $50.0 million in bonds outstanding as of June 30, 2000.

     Delaware River Port Authority ("DRPA"): The DRPA, a public corporation of the Commonwealth and New Jersey, operates several toll bridges over the Delaware River and promotes the use of the Philadelphia-Camden port. Debt service on bonds is paid from toll revenues and other revenues pledged by DRPA to repayment of bonds. The DRPA had $1,298.0 million in revenue bond debt outstanding on June 30, 2000.

     Pennsylvania Economic Development Financing Authority ("PEDFA"): The PEDFA was created in 1987 to offer pooled bond issues for both taxable and tax-exempt bonds on behalf of local industrial and commercial development authorities for economic development projects. Bonds may be secured by loan repayments and all other revenues of the PEDFA. The PEDFA had $1,249.7 million of debt outstanding as of June 30, 2000.

     Pennsylvania Energy Development Authority ("PEDA"): The PEDA was created in 1982 to finance energy research projects, demonstration projects promoting the production or conservation of energy and the promotion, utilization and transportation of Pennsylvania energy resources. The authority's funding is from appropriations and project revenues. Debt service on bonds is paid from project revenues and other revenues pledged by PEDA to repayment of bonds. The PEDA had $40.6 million in bonds outstanding as of June 30, 2000.

     Pennsylvania Higher Education Assistance Agency ("PHEAA"): The PHEAA makes or guarantees student loans to students or parents, or to lending institutions or postsecondary institutions. Debt service on the bonds is paid by loan interest and repayments and other agency revenues. The PHEAA had $1,880.0 million in bonds outstanding as of June 30, 2000.

     Pennsylvania Higher Education Facilities Authority ("PHEFA"): The PHEFA is a public corporation of the Commonwealth established to finance college facilities. As of June 30, 2000, the PHEFA had

$3,532.9 million in revenue bonds and notes outstanding payable from the lease rentals or loan repayments of the projects financed. Some of the lessees or borrowers, although private institutions, receive grants and subsidies from the Commonwealth.

     Pennsylvania Industrial Development Authority ("PIDA"): The PIDA is a public corporation of the Commonwealth established for the purpose of financing economic development. The PIDA had $351.2 million in revenue bond debt outstanding on June 30, 2000, to which all of its revenues are pledged.

     Pennsylvania Turnpike Commission ("PTC"): The PTC operates the Pennsylvania Turnpike System. Its outstanding indebtedness, $1,535.5 million as of June 30, 2000, is payable from the net revenues of the System, primarily toll revenues and rentals from leases and concessions.

     Pennsylvania Infrastructure Investment Authority ("PIIA"): The PIIA was created in 1988 to provide low interest rate loans and grants for the purpose of constructing new and improving existing water supply and sewage disposal systems to protect the health and safety of the citizens of the Commonwealth and to promote economic development within the Commonwealth. Loans and grants are available to local governments and, in certain circumstances, to private companies. The PIIA bonds are secured by principal repayments and interest payments on PIIA loans. The PIIA had $199.1 million in revenue bonds outstanding as of June 30, 2000.

     Philadelphia Regional Port Authority ("PRPA"): The PRPA was created in 1989 for the purpose of acquiring and operating port facilities in Bucks and Delaware Counties, and the City of Philadelphia. Debt service on the bonds is paid by a pledge of the PRPA's revenues, rentals and receipts. The PRPA had $56.2 million in bonds outstanding as of June 30, 2000.

     State Public School Building Authority ("SPSBA"): The SPSBA finances public school projects. Bonds issued by the SPSBA are supported by the lease rental payments or loan repayments made to the SPSBA by local school districts and the sponsors of community colleges. A portion of the funds appropriated annually by the Commonwealth as aid to local school districts may be used by them to pay such lease rental payments or loan repayments. The SPSBA had $433.8 million of revenue bonds outstanding on June 30, 2000.

     "Moral Obligations." Pennsylvania Housing Finance Agency ("PHFA"): The PHFA is a state-created agency which provides financing for housing for lower and moderate income families in the Commonwealth. The bonds, but not the notes, of the PHFA are partially secured by a capital reserve fund required to be maintained by the PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. The statute creating PHFA provides that if there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor, upon notification from the PHFA, shall place in the budget of the Commonwealth for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget as finally adopted by the General Assembly may or may not include the amount so placed therein by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund. As of June 30, 2000, PHFA had $2,904.8 million of revenue bonds outstanding.

     The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority"). The Hospitals Authority is a municipal authority organized by the City of Philadelphia to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. On August 26, 1986, the Hospitals Authority issued $20.4 million of bonds which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (the "Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City payable only from project revenues and a debt service reserve fund. The Commonwealth's Department of Public Welfare ("DPW") has agreed with the Hospitals Authority to request in DPW's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency that may arise in the debt service reserve fund for the Hospitals Authority Bonds. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, DPW will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.

     In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. According to the Hospitals Authority, as of June 30, 2000, $0.8 million of the loan principal was outstanding. DPW has agreed that the additional costs arising from the PHFA loan will be reimbursed as necessary and reasonable costs of the project.

     Local Governmental Unit and Related Authority Obligations. Various state statutes authorize local units of government (counties, cities, school districts and the like) to issue general obligations and revenue obligations, subject to compliance with the requirements of such statutes. In addition, various statutes permit local government units to organize authorities having the power to issue obligations which are not subject to debt limits that may be applicable to the organizing governmental unit and which are payable from assets of or revenues derived from projects financed by such authorities. Such authorities include parking authorities, industrial development authorities, redevelopment authorities, transportation authorities, water and sewer authorities, and authorities to undertake projects for institutions of higher education and health care. Such obligations may generally be affected by adverse changes in the economy of the area in which such local government units or projects financed by them or by authorities created by them are located, by changes in applicable federal, state or local law or regulation, or by changes in levels of federal, state or local appropriations, grants or subsidies to the extent such appropriations, grants or subsidies directly or indirectly affect revenues of such issuers.


C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment policies/restrictions listed below have been adopted by each Series as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Series. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Series are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Series. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Series does not exceed 10% of the value of the total assets of the Series; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     Each Series may not:

     1.   Invest in common stock.

     2. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to municipal obligations, including those issued by the designated State of the Series or its political subdivisions.

     4. Invest in securities of any issuer if, to the knowledge of the Series, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

     5. Purchase or sell real estate or interests therein (including limited partnership interests), although it may purchase securities secured by real estate or interests therein.

     6. Purchase or sell commodities except that the Series may purchase financial futures contracts and related options.

     7. Borrow money, except that each Series may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of the total assets of the Series (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any senior securities then outstanding).

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowing. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security as set forth in restriction 10.

     9. Issue senior securities as defined in the Act, except insofar as the Series may be deemed to have issued a senior security by reason of:
          (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above.

     10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which each Series may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; and (c) by lending its portfolio securities.

     11.  Make short sales of securities.

     12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. The deposit or payment by the Series of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     13. Engage in the underwriting of securities, except insofar as the Series may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

     14. Invest for the purpose of exercising control or management of any other issuer.

     15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

     16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Notwithstanding any other investment policy or restriction, each Series may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Series.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of each Series but does not itself manage a Series. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that each Series' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Series in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Series and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund, each Series and its shareholders.


B. MANAGEMENT INFORMATION

     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.

     The independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of funds in the Fund Complex (defined below) overseen by each independent Trustee and other directorships, if any, held by the Trustee, are shown below. The Fund Complex includes all funds advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).





                              POSITION(S)    LENGTH OF
  NAME, AGE AND ADDRESS OF     HELD WITH       TIME
     INDEPENDENT TRUSTEE       REGISTRANT     SERVED*
---------------------------- ------------- ------------
Michael Bozic (60)           Trustee       Trustee
c/o Mayer, Brown & Platt                   since
Counsel to the Independent                 April 1994
Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)           Trustee       Trustee
c/o Summit Ventures LLC                    since
1 Utah Center                              January
201 S. Main Street                         1993
Salt Lake City, UT
Wayne E. Hedien (67)         Trustee       Trustee
c/o Mayer, Brown & Platt                   since
Counsel to the Independent                 September
Trustees                                   1997
1675 Broadway
New York, NY



                                                                       NUMBER OF
                                                                       FUNDS IN
                                                                         FUND
                                                                        COMPLEX
  NAME, AGE AND ADDRESS OF        PRINCIPAL OCCUPATION(S) DURING       OVERSEEN      OTHER DIRECTORSHIPS HELD
     INDEPENDENT TRUSTEE                   PAST 5 YEARS               BY TRUSTEE            BY TRUSTEE
---------------------------- --------------------------------------- ------------ -----------------------------
Michael Bozic (60)           Retired; Director or Trustee of the     97           Director of Weirton Steel
c/o Mayer, Brown & Platt     Morgan Stanley Funds and the                         Corporation.
Counsel to the Independent   TCW/DW Term Trusts; formerly Vice
Trustees                     Chairman of Kmart Corporation
1675 Broadway                (December 1998-October 2000),
New York, NY                 Chairman and Chief Executive Officer
                             of Levitz Furniture Corporation
                             (November 1995-November 1998)
                             and President and Chief Executive
                             Officer of Hills Department Stores
                             (May 1991-July 1995); formerly
                             variously Chairman, Chief Executive
                             Officer, President and Chief Operating
                             Officer (1987-1991) of the Sears
                             Merchandise Group of Sears,
                             Roebuck & Co.
Edwin J. Garn (69)           Director or Trustee of the Morgan       97           Director of Franklin Covey
c/o Summit Ventures LLC      Stanley Funds and the TCW/DW                         (time management
1 Utah Center                Term Trusts; formerly United States                  systems), BMW Bank of
201 S. Main Street           Senator (R-Utah)(1974-1992) and                      North America, Inc.
Salt Lake City, UT           Chairman, Senate Banking                             (industrial loan
                             Committee (1980-1986); formerly                      corporation), United Space
                             Mayor of Salt Lake City, Utah                        Alliance (joint venture
                             (1971-1974); formerly Astronaut,                     between Lockheed Martin
                             Space Shuttle Discovery (April 12-19,                and the Boeing Company)
                             1985); Vice Chairman, Huntsman                       and Nuskin Asia Pacific
                             Corporation (chemical company);                      (multilevel marketing);
                             member of the Utah Regional                          member of the board of
                             Advisory Board of Pacific Corp.                      various civic and
                                                                                  charitable organizations.
Wayne E. Hedien (67)         Retired; Director or Trustee of the     97           Director of The PMI Group
c/o Mayer, Brown & Platt     Morgan Stanley Funds and the                         Inc. (private mortgage
Counsel to the Independent   TCW/DW Term Trusts; formerly                         insurance); Trustee and
Trustees                     associated with the Allstate                         Vice Chairman of The
1675 Broadway                Companies (1966-1994), most                          Field Museum of Natural
New York, NY                 recently as Chairman of The Allstate                 History; director of various
                             Corporation (March 1993-December                     other business and
                             1994) and Chairman and Chief                         charitable organizations.
                             Executive Officer of its wholly-owned
                             subsidiary, Allstate Insurance
                             Company (July 1989-December
                             1994).



----------
* This is the date the Trustee began serving the Morgan Stanley family of funds.

                              POSITION(S)    LENGTH OF
  NAME, AGE AND ADDRESS OF     HELD WITH       TIME
     INDEPENDENT TRUSTEE       REGISTRANT     SERVED*
---------------------------- ------------- ------------
Dr. Manuel H. Johnson (52)   Trustee       Trustee
c/o Johnson Smick                          since
International, Inc.                        July 1991
1133 Connecticut Avenue,
N.W.
Washington, D.C.
Michael E. Nugent (65)       Trustee       Trustee
c/o Triumph Capital, L.P.                  since
237 Park Avenue                            July 1991
New York, NY
John L. Schroeder (71)       Trustee       Trustee
c/o Mayer, Brown & Platt                   since
Counsel to the Independent                 April 1994
Trustees
1675 Broadway
New York, NY



                                                                         NUMBER OF
                                                                         FUNDS IN
                                                                           FUND
                                                                          COMPLEX
  NAME, AGE AND ADDRESS OF         PRINCIPAL OCCUPATION(S) DURING        OVERSEEN    OTHER DIRECTORSHIPS HELD
     INDEPENDENT TRUSTEE                    PAST 5 YEARS                BY TRUSTEE          BY TRUSTEE
---------------------------- ----------------------------------------- ------------ -------------------------
Dr. Manuel H. Johnson (52)   Chairman of the Audit Committee and             97     Director of NVR, Inc.
c/o Johnson Smick            Director or Trustee of the Morgan                      (home construction);
International, Inc.          Stanley Funds and the TCW/DW                           Chairman and Trustee of
1133 Connecticut Avenue,     Term Trusts; Senior Partner, Johnson                   the Financial Accounting
N.W.                         Smick International, Inc., a consulting                Foundation (oversight
Washington, D.C.             firm; Co-Chairman and a founder of                     organization of the
                             the Group of Seven Council (G7C),                      Financial Accounting
                             an international economic                              Standards Board).
                             commission; formerly Vice Chairman
                             of the Board of Governors of the
                             Federal Reserve System and
                             Assistant Secretary of the U.S.
                             Treasury.
Michael E. Nugent (65)       Chairman of the Insurance Committee            113     Director of various
c/o Triumph Capital, L.P.    and Director or Trustee of the Morgan                  business organizations.
237 Park Avenue              Stanley Funds and the TCW/DW
New York, NY                 Term Trusts; director/trustee of
                             various investment companies
                             managed by Morgan Stanley
                             Investment Management Inc. and
                             Morgan Stanley Investments LP
                             (since July 2001); General Partner,
                             Triumph Capital, L.P., a private
                             investment partnership; formerly Vice
                             President, Bankers Trust Company
                             and BT Capital Corporation
                             ( 1984-1988).
John L. Schroeder (71)       Retired; Chairman of the Derivatives            97     Director of Citizens
c/o Mayer, Brown & Platt     Committee and Director or Trustee of                   Communications
Counsel to the Independent   the Morgan Stanley Funds and the                       Company
Trustees                     TCW/DW Term Trusts; formerly                           (telecommunications
1675 Broadway                Executive Vice President and Chief                     company).
New York, NY                 Investment Officer of the Home
                             Insurance Company (August
                             1991-September 1995).



----------
* This is the date the Trustee began serving the Morgan Stanley family of funds.


     The management Trustees and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of funds in the Fund Complex overseen by each management Trustee and the other directorships, if any, held by the Trustee, are shown below.




                                POSITION(S)    LENGTH OF
   NAME, AGE AND ADDRESS OF      HELD WITH       TIME
      MANAGEMENT TRUSTEE         REGISTRANT     SERVED*
------------------------------ ------------- ------------
Charles A. Fiumefreddo (68)    Chairman,     Trustee
c/o Morgan Stanley Trust       Director or   since July
Harborside Financial Center,   Trustee       1991
Plaza Two,                     and Chief
Jersey City, NJ                Executive
                               Officer
James F. Higgins (53)          Trustee       Trustee
c/o Morgan Stanley Trust                     since June
Harborside Financial Center,                 2000
Plaza Two,
Jersey City, NJ



                                                                         NUMBER OF
                                                                         FUNDS IN
                                                                           FUND
                                                                          COMPLEX
   NAME, AGE AND ADDRESS OF         PRINCIPAL OCCUPATION(S) DURING       OVERSEEN    OTHER DIRECTORSHIPS HELD
      MANAGEMENT TRUSTEE                     PAST 5 YEARS               BY TRUSTEE          BY TRUSTEE
------------------------------ --------------------------------------- ------------ -------------------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and       97           None
c/o Morgan Stanley Trust       Chief Executive Officer of the Morgan
Harborside Financial Center,   Stanley Funds and the TCW/DW
Plaza Two,                     Term Trusts; formerly Chairman, Chief
Jersey City, NJ                Executive Officer and Director of the
                               Investment Manager, the Distributor
                               and Morgan Stanley Services,
                               Executive Vice President and Director
                               of Morgan Stanley DW, Chairman and
                               Director of the Transfer Agent and
                               Director and/or officer of various
                               Morgan Stanley subsidiaries (until
                               June 1998).
James F. Higgins (53)          Director or Trustee of the Morgan       97           None
c/o Morgan Stanley Trust       Stanley Funds and the TCW/DW
Harborside Financial Center,   Term Trusts (since June 2000);
Plaza Two,                     Chairman of the Individual Investor
Jersey City, NJ                Group of Morgan Stanley (since
                               August 2000); Director of the Transfer
                               Agent, Distributor and Dean Witter
                               Realty Inc.; previously President and
                               Chief Operating Officer of the Private
                               Client Group of Morgan Stanley (May
                               1999-August 2000), President and
                               Chief Operating Officer of Individual
                               Securities of Morgan Stanley
                               (February 1997-May 1999).



----------
* This is the date the Trustee began serving the Morgan Stanley family of funds.

                            POSITION(S)    LENGTH OF
 NAME, AGE AND ADDRESS OF    HELD WITH        TIME
    MANAGEMENT TRUSTEE       REGISTRANT     SERVED*
-------------------------- ------------- -------------
Philip J. Purcell (58)     Trustee       Trustee
1585 Broadway                            since April
New York, NY                             1994



                                                                    NUMBER OF
                                                                    FUNDS IN
                                                                      FUND
                                                                     COMPLEX
 NAME, AGE AND ADDRESS OF      PRINCIPAL OCCUPATION(S) DURING       OVERSEEN      OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE                  PAST 5 YEARS               BY TRUSTEE            BY TRUSTEE
-------------------------- -------------------------------------- ------------ ------------------------------
Philip J. Purcell (58)     Director or Trustee of the Morgan      97           Director of American
1585 Broadway              Stanley Funds and the TCW/DW                        Airlines, Inc. and its parent
New York, NY               Term Trusts; Chairman of the Board                  company, AMR
                           of Directors and Chief Executive                    Corporation.
                           Officer of Morgan Stanley and
                           Morgan Stanley DW; Director of the
                           Distributor; Chairman of the Board of
                           Directors and Chief Executive Officer
                           of Novus Credit Services Inc.;
                           Director and/or officer of various
                           Morgan Stanley subsidiaries.



----------
* This is the date the Trustee began serving the Morgan Stanley family of funds.






                                  POSITION(S)
   NAME, AGE AND ADDRESS OF        HELD WITH            LENGTH OF
       EXECUTIVE OFFICER           REGISTRANT          TIME SERVED
------------------------------ ----------------- -----------------------
Mitchell M. Merin (48)         President         President since May
1221 Avenue of the Americas                      1999
New York, NY
Barry Fink (46)                Vice President,   Vice President,
c/o Morgan Stanley Trust       Secretary and     Secretary and General
Harborside Financial Center,   General Counsel   Counsel since
Plaza Two,                                       February 1997
Jersey City, NJ
Thomas F. Caloia (55)          Treasurer         Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
James F. Willison (58)         Vice President    Since the Fund's
1221 Avenue of the Americas                      inception (1991)
New York, NY
Dennis Pietrzak (57)           Vice President    Since October 2001
1 Parkview Plaza
Oakbrook Terrace, IL
Thomas M. Byron (42)           Vice President    Since October 2001
1 Parkview Plaza
Oakbrook Terrace, IL
Timothy D. Haney (34)          Vice President    Since October 2001
1 Parkview Plaza,
Oakbrook Terrace, IL



   NAME, AGE AND ADDRESS OF
       EXECUTIVE OFFICER                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ---------------------------------------------------------------
Mitchell M. Merin (48)         President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Investment Management (since December 1998); President,
New York, NY                   Director (since April 1997) and Chief Executive Officer (since
                               June 1998) of the Investment Manager and Morgan Stanley
                               Services; Chairman, Chief Executive Officer and Director of
                               the Distributor (since June 1998); Chairman and Chief
                               Executive Officer (since June 1998) and Director (since
                               January 1998) of the Transfer Agent; Director of various
                               Morgan Stanley subsidiaries; President of the Morgan
                               Stanley Funds and TCW/DW Term Trusts (since May 1999);
                               Trustee of various Van Kampen investment companies
                               (since December 1999); previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and
                               Executive Vice President of the Distributor (April 1997-June
                               1998), Vice President of the Morgan Stanley Funds (May
                               1997-April 1999), and Executive Vice President of Morgan
                               Stanley.
Barry Fink (46)                General Counsel (since May 2000) and Managing Director
c/o Morgan Stanley Trust       (since December 2000) of Morgan Stanley Investment
Harborside Financial Center,   Management; Managing Director (since December 2000),
Plaza Two,                     and Secretary and General Counsel (since February 1997)
Jersey City, NJ                and Director (since July 1998) of the Investment Manager
                               and Morgan Stanley Services; Assistant Secretary of Morgan
                               Stanley DW; Vice President, Secretary and General Counsel
                               of the Morgan Stanley Funds and TCW/DW Term Trusts
                               (since February 1997); Vice President and Secretary of the
                               Distributor; previously, Senior Vice President, Assistant
                               Secretary and Assistant General Counsel of the Investment
                               Manager and Morgan Stanley Services.
Thomas F. Caloia (55)          First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust       Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,   Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ
James F. Willison (58)         Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas    Manager.
New York, NY
Dennis Pietrzak (57)           Executive Director and Portfolio Manager of the Investment
1 Parkview Plaza               Manager and its investment management affiliates.
Oakbrook Terrace, IL
Thomas M. Byron (42)           Vice President and Portfolio Manager of the Investment
1 Parkview Plaza               Manager and its investment management affiliates.
Oakbrook Terrace, IL
Timothy D. Haney (34)          Vice President and Portfolio Manager of the Investment
1 Parkview Plaza,              Manager and its investment management affiliates.
Oakbrook Terrace, IL

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.



                                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                           ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND    BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
     NAME OF TRUSTEE                (AS OF DECEMBER 31, 2001)                       (AS OF DECEMBER 31, 2001)
------------------------ ----------------------------------------------- -----------------------------------------------
Michael Bozic                                 none                                        over $100,000
Edwin J. Garn                                 none                                        over $100,000
Wayne E. Hedien                               none                                        over $100,000
Dr. Manuel H. Johnson                         none                                        over $100,000
Michael E. Nugent                             none                                        over $100,000
John L. Schroeder                             none                                        over $100,000
Charles A. Fiumefreddo                 $50,001 - $100,000                                 over $100,000
James F. Higgins                              none                                        over $100,000
Philip J. Purcell                             none                                        over $100,000



     As to each independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.


     Ronald E. Robison, Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the Transfer Agent, Robert S. Giambrone, Executive Director of the Investment Manager, Morgan Stanley Services, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph
J. McAlinden, Managing Director and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, Jonathan R. Page, Managing Director of the Investment Manager, Joseph R. Arcieri and Katherine H. Stromberg, Executive Directors of the Investment Manager and Gerard J. Lian, Vice President of the Investment Manager, are Vice Presidents of the Fund.

     In addition, A. Thomas Smith III, Managing Director and General Counsel of the Investment Manager and Morgan Stanley Services, is a Vice President and Assistant Secretary of the Fund, and Todd Lebo, Lou Anne D. McInnis, Ruth Rossi, and Carsten Otto, Senior Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, Marilyn K. Cranney, First Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services, and Natasha Kassian and George Silfen, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of the Fund.

     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivative's Committee and the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent directors/trustees vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.


     The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.


     Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as independent directors/trustees of all the funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of independent directors/trustees of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.



     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. COMPENSATION



     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Trustees and/or more than one Committee meeting (except an Audit Committee meeting), take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended November 30, 2001.


                               FUND COMPENSATION

                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,550
Edwin J. Garn .................        1,550
Wayne E. Hedien ...............        1,550
Dr. Manuel H. Johnson .........        2,300
Michael E. Nugent .............        2,050
John L. Schroeder .............        2,050



     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 2001 for services to the 97 Morgan Stanley Funds that were in operation at December 31, 2001. None of the Fund's Independent Trustees received compensation from any other funds in the Fund Complex, except for Mr. Nugent who received compensation for service as Director/Trustee to 16 other funds in the Fund Complex.

                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS



                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      97 MORGAN
                                    STANLEY FUNDS
                                      AND OTHER
                                    FUNDS IN THE
NAME OF INDEPENDENT TRUSTEE         FUND COMPLEX
-------------------------------   ----------------
Michael Bozic .................       $150,150
Edwin J. Garn .................        150,150
Wayne E. Hedien ...............        150,100
Dr. Manuel H. Johnson .........        219,900
Michael E. Nugent .............        228,362
John L. Schroeder .............        196,650



     As of the date of this Statement of Additional Information, 52 of the Morgan Stanley Funds, including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director /trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the Surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended November 30, 2001 and by the 52 Morgan Stanley Funds (including the Fund) for the year ended December 31, 2001, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of November 30, 2001 and from the 52 Morgan Stanley Funds as of December 31, 2001. For the calendar year ended December 31, 2001, no retirement benefits accrued to the Independent Trustees from any other funds in the Fund Complex.


        RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY FUNDS





                                     FOR ALL ADOPTING FUNDS
                                 -------------------------------
                                                                                          ESTIMATED ANNUAL
                                                                  RETIREMENT BENEFITS         BENEFITS
                                     ESTIMATED                    ACCRUED AS EXPENSES    UPON RETIREMENT(2)
                                  CREDITED YEARS     ESTIMATED    --------------------  ---------------------
                                   OF SERVICE AT     PERCENTAGE               BY ALL                 FROM ALL
                                    RETIREMENT      OF ELIGIBLE    BY THE    ADOPTING    FROM THE    ADOPTING
NAME OF INDEPENDENT TRUSTEE        (MAXIMUM 10)     COMPENSATION    FUND       FUNDS       FUND       FUNDS
-------------------------------  ----------------  -------------  --------  ----------  ----------  ---------
Michael Bozic .................         10              60.44%     $  378    $21,395      $  907    $48,443
Edwin J. Garn .................         10              60.44         649     33,443         921     49,121
Wayne E. Hedien ...............          9              51.37         714     44,952         775     41,437
Dr. Manuel H. Johnson .........         10              60.44         410     22,022       1,360     72,014
Michael E. Nugent .............         10              60.44         744     38,472       1,209     64,157
John L. Schroeder .............          8              50.37       1,240     68,342         960     50,640


----------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 27.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
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     As of January 9, 2002, no person was known to own 5% or more of the outstanding shares of any Series.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
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A. INVESTMENT MANAGER



     The Investment Manager to each Series is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities for the Series. Each Series pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.35% to the net assets of that Series determined as of the close of each business day.


     During the fiscal year ended November 30, 1999, the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $140,768, $203,267, $142,574, and $183,815, respectively.

     During the fiscal year ended November 30, 2000, the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $117,971, $174,526, $127,189 and $175,596, respectively.

     During the fiscal year ended November 30, 2001, the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $112,289, $166,511, $130,820, and $126,579, respectively.

     The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.

     In approving the Management Agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgement, that approval of the Management Agreement was in the best interests of the Fund and its shareholders.



B. PRINCIPAL UNDERWRITER


     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Series' shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Series. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.


     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of Series shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the shares of each Series, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of Series shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and the Series' shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

     The Investment Manager manages the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of a Series in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing each Series' investments, the Investment Manager maintains certain of each Series' books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as each Series may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Each Series pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of asset size of the respective Series. Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund or each respective Series depending upon the nature of the expense. The expenses borne directly by each Series include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Series and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Series and supplements thereto to the Series' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Series borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto (depending upon the nature of the legal claim, liability or lawsuit, the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto may be directly applicable to a particular Series or may be proportionately allocated on the basis of the size of each Series. The Trustees have determined that this is an appropriate method of allocation of such expenses); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

     The Management Agreement will remain in effect from year to year with respect to each Series, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of that Series, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.


E. RULE 12B-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Morgan Stanley DW's Financial Advisors and other authorized financial representatives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the average daily net assets of the shares of each Series of the Fund during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors and other authorized financial representatives may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Distributor provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of Series shares.


     The Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued a total of $46,237, $69,902, $53,880 and $53,279, respectively, pursuant to the Plan of Distribution for the fiscal year ended November 30, 2001. Such payment amounted to an annual rate of 0.15 of 1% of the average daily net assets of Florida Series and Pennsylvania Series and 0.14 of 1.00% of the average daily net assets of the Arizona Series and New Jersey Series. It is estimated that the amount paid by the Fund for distribution was for expenses which relate to compensation of sales personnel and associated overhead expenses. The Distributor has informed the Fund that it received sales charges on sales of the Fund's shares in the approximate amounts of $840,754, $252,171 and $408,552 for the fiscal years ended 1999, 2000, and 2001, respectively.

     The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Morgan Stanley's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.


     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.

     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides each of the Series the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each fiscal quarter, a written report regarding the incremental distribution expenses incurred on behalf of each of each Series the Fund during such fiscal quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by each Series of the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.


     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.




F. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


     Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.



  (2) CUSTODIAN AND INDEPENDENT AUDITORS

     The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


  (3) AFFILIATED PERSONS


     The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.



G. CODES OF ETHICS

     The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
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A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Series, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Series expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Series also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion each Series may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


     During the fiscal years ended November 30, 1999, 2000 and 2001, the Fund paid no such brokerage commissions or concessions.



B. COMMISSIONS


     Pursuant to an order of the SEC, each Series may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Series will limit its transactions with Morgan Stanley DW to U.S. government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.

     During the fiscal years ended November 30, 1999, 2000 and 2001, the Fund did not effect any principal transactions with Morgan Stanley DW.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for any Series, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. Each Series does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended November 30, 1999, 2000 and 2001, the Fund paid no brokerage commissions to an affiliated broker or dealer.



C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for each Series' portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.


     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

     While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of a Series as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Series' portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of a Series in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of a Series' transactions will be directed to a broker which sells shares of the Series to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Manager and certain of its affiliates currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including each Series) in such manner as they deem equitable. In making such allocations among each Series and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Series and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.


D. DIRECTED BROKERAGE


     During the fiscal year ended November 30, 2001, the Fund did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS


     During the fiscal year ended November 30, 2001, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At November 30, 2001, the Fund did not own any securities issued by any of such issuers.



VII. CAPITAL STOCK AND OTHER SECURITIES
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     The shareholders of each Series of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
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A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how the shares of each Series are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.


     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Series shares, the application of proceeds to the purchase of new shares in a Series or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.



B. OFFERING PRICE

     The price of each Series, called "net asset value," is based on the value of each Series' portfolio securities.

     Portfolio securities (other than short-term debt securities and futures and options) are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities for each Series it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities for each Series are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. The Investment Manager will periodically review and evaluate the procedures, methods and quality of services provided by the pricing service then being used by the Fund and may, from time to time, recommend to the Trustees the use of other pricing services or discontinuance of the use of any pricing service in whole or part. The Trustees may determine to approve such recommendation or take other provisions for pricing of the portfolio securities for each Series.


     Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest price published by the commodities exchange on which they trade unless the Trustees determines that such price does not reflect their fair value, in which case they will be valued at their fair market value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


     Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


IX. TAXATION OF THE FUND AND SHAREHOLDERS
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     Each Series generally will make three basic types of distributions: tax-exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of each Series will affect the amount, timing and character of the distributions made by the Series. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. Each Series intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, each Series will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


     Each Series generally intends to distribute sufficient income and gains so that the Series will not pay corporate income tax on its earnings. Each Series also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Series may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, such Series will pay federal income tax (and possibly excise tax) on such retained gains.


     Gains or losses on sales of securities by a Series will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by a Series when such Series invests in options and futures transactions. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by such Series.

     In computing net investment income, each Series will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by a Series could be affected. In that event, each Series would re-evaluate its investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Each Series intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Series which consists of interest received by the Series on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     Each Series intends to invest a portion of its assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Series will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Series shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains is derived from securities which such Series purchased after December 31, 2000, and which are held for more than five years. Since the income of each Series is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

     Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt dividends derived from assets located in the state in which they reside, but are usually subject to state and local taxes on distributions of tax-exempt dividends derived from assets located in other states. Shareholders should consult their tax advisers as to any other state and local taxes that apply to the dividends and distributions received from a Series.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Series in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Series of any taxable interest income and short term capital gains.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF SERIES SHARES. Any dividend or capital gains distribution received by a shareholder from a Series will have the effect of reducing the net asset value of the shareholder's stock in the Series by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of a Series immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Series shares is normally treated as a sale for tax purposes. Shares of a Series held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be (i) treated as a long-term capital loss to the extent of any distributions of net long-term capital gains and (ii) disallowed to the extent of exempt interest dividends received with respect to such shares.


     Gain or loss on the sale or redemption of shares in the Series is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


     Exchanges of shares in a Series for shares of another Series or for shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Series, followed by the purchase of shares in the second Series or Fund.


     If a shareholder realizes a loss on the redemption or exchange of a shares in a Series and reinvests in shares of such Series within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


     OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Series is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of a Series. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.


     THE ARIZONA SERIES - SPECIAL TAX CONSIDERATIONS. Under a ruling and published guidance issued by the Arizona Department of Revenue in 1984 and 1991, respectively, distributions from the Arizona Series that are received by shareholders that are Arizona taxpayers will not be subject to Arizona income tax to the extent that those distributions are attributable to interest on tax-exempt obligations of the State of Arizona or interest on obligations of the United States. Distributions from the Arizona Series attributable to obligations of the governments of Puerto Rico, the Virgin Islands and Guam also are excludible from Arizona income tax pursuant to federal law. Other distributions from the Arizona Series, including those related to short-term and long-term capital gains, generally will be taxable under Arizona law when received by Arizona taxpayers. Like federal law, Arizona law allows taxpayers a deduction for interest on indebtedness incurred to purchase property held for investment to the extent of such taxpayer's net investment income. However, interest on indebtedness incurred (directly or indirectly) by a shareholder to purchase or carry shares of the Arizona Series is not deductible for Arizona income tax purposes to the extent that the Arizona Series holds tax-exempt obligations of the State of Arizona, obligations of the United States, or obligations of Puerto Rico, the Virgin Islands and Guam.

     The foregoing discussion assumes that in each taxable year the Arizona Series qualifies and elects to be taxed as a regulated investment company for federal income tax purposes. In addition, the following discussion assumes that in each taxable year the Arizona Series qualifies to pay exempt-interest dividends by complying with the requirement of the Code that at least 50% of its assets at the close of each quarter of its taxable year is invested in state, municipal or other obligations, the interest on which is excluded from gross income for federal income tax purposes pursuant to section 103(a) of the Code.

     THE FLORIDA SERIES - SPECIAL TAX CONSIDERATIONS. Under existing Florida law, neither the State of Florida nor any of its political subdivisions or other governmental authorities may impose an income tax on individuals. Accordingly, individual shareholders of the Florida Series will not be subject to any Florida state or local income taxes on income derived from investments in the Florida Series. However, such income may be subject to state or local income taxation under applicable state or local laws in jurisdictions other than Florida. In addition, the income received from the Florida Series may be subject to estate taxes under present Florida law and certain corporations may be subject to the taxes imposed by Chapter 220, Florida Statutes, on interest, income or profits on debt obligations owned by corporations as defined in said Chapter 220.

     The State of Florida also imposes an annual tax of 2 mills on each dollar ($2.00 per $1,000) of the just valuation of all intangible personal property that has a taxable situs within the State with certain exemptions and limitations. However, the entire value of a shareholder's interest in the Florida Series will be exempt from Florida's intangible personal property tax if, as is intended, all of the investments and other assets held by the Florida Series on each annual assessment date are exempt individually from the intangible personal property tax. It presently is the policy and intention of the Fund and the Investment Manager to manage the Florida Series in such a manner as to ensure that on each annual assessment date the Florida Series will consist of only those investments and other assets which are exempt from the Florida intangible personal property tax. Accordingly, it is unlikely that any shareholder of the Florida Series will ever be subject to such tax. In the event that the Florida Series includes investments or other assets on the annual assessment date which may subject shareholders to the Florida intangible personal property tax, the Fund shall so notify the Shareholders.

     THE NEW JERSEY SERIES - SPECIAL TAX CONSIDERATIONS. Under existing New Jersey law, as long as the New Jersey Series qualifies as a "qualified investment fund," shareholders of the New Jersey Series may exclude certain distributions from the New Jersey Series from gross income for purposes of calculating the New Jersey gross income tax imposed on individuals, estates and certain trusts. Distributions permitted to be excluded are those that are attributable to interest or gain from obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, or (2) statutorily free from New Jersey or local taxation under other acts of New Jersey or under the laws of the United States.

     A "qualified investment fund", as defined by applicable New Jersey law, is any investment company or trust registered with the Securities Exchange Commission, or any series of such investment company or trust, which, for the calendar year in which the distribution is paid, (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has not less than 80% of the aggregate principal amount of all its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by section 851(b) of the federal Internal Revenue Code, 26 U.S.C. (section) 851(b), cash and cash items (including receivables), in obligations of the types described in the preceding paragraph. Failure to satisfy the "80% investment test" described in clause (b) of the preceding sentence, even if necessary to maintain a "defensive" position, would cause all distributions from the New Jersey Series to be included in the gross income of shareholders for purposes of calculating the New Jersey gross income tax.

     The foregoing exclusion applies only to shareholders who are individuals, estates, and trusts, subject to the New Jersey gross income tax. That tax does not apply to corporations, and while certain qualifying distributions are exempt from corporation income tax, all distributions will be reflected in the net income tax base for purposes of computing the corporation business tax.

     The New Jersey Series will notify shareholders by February 15 of each calendar year as to the portion of its distributions for the preceding calendar year that is exempt from federal income and New Jersey income taxes.

     THE PENNSYLVANIA SERIES - SPECIAL TAX CONSIDERATIONS. Individual shareholders of the Pennsylvania Series resident in the Commonwealth of Pennsylvania will not be subject to Pennsylvania personal income tax on distributions received from the Pennsylvania Series to the extent such distributions are attributable to interest on tax-exempt obligations of the Commonwealth, its agencies, authorities and political subdivisions or obligations of the United States or of the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Pennsylvania Series, including capital gains generally and interest on securities not described in the preceding sentence, generally will not be exempt from Pennsylvania Personal Income Tax.

     Other than the School District of Philadelphia, political subdivisions of the Commonwealth have not been authorized to impose an unearned income tax upon resident individuals. Individual shareholders who reside in the Philadelphia School District will not be subject to the School District Unearned Income Tax on (i) distributions received from the Pennsylvania Series to the extent that such distributions are exempt from Pennsylvania Personal Income Tax, or (ii) distributions of capital gains income by the Pennsylvania Series.

     Corporate shareholders who are subject to the Pennsylvania Corporate Net Income Tax will not be subject to that tax on distributions by the Pennsylvania Series that qualify as "exempt-interest dividends" under Section 852(b)(5) of the U.S. Internal Revenue Code or are attributable to interest on obligations of the United States or agencies or instrumentalities thereof. For Capital Stock/Foreign Franchise Tax purposes, corporate shareholders must normally reflect their investment in the Pennsylvania Series and the dividends received thereon in the determination of the taxable value of their capital stock.

     The Pennsylvania Series will not be subject to Corporate Net Income Tax or other corporate taxation in Pennsylvania.


     A Pennsylvania statute purports to authorize counties to impose a tax on intangible personal property of their residents. This tax is not currently imposed by any county. Shares in the Pennsylvania Series constitute intangible personal property. However, shares in the Pennsylvania Series will not be subject to intangible personal property taxation to the extent that the intangible personal property owned in the portfolio of the Pennsylvania Series would not be subject to such taxation if owned directly by a resident of Pennsylvania. The Pennsylvania Series will invest predominantly in obligations of the Commonwealth, its agencies, authorities and political subdivisions, or obligations of the United States or the Governments of Puerto Rico, the Virgin Islands or Guam, which obligations are not subject to intangible personal property taxation in Pennsylvania. Only the fraction, if any, of the value of the Pennsylvania Series' portfolio not invested in securities described in the preceding sentence would be subject to any applicable intangible personal property tax.


X. UNDERWRITERS
--------------------------------------------------------------------------------
     The shares of each Series are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

     As discussed in the Prospectus, from time to time each Series of the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. The yield of each Series is calculated for any 30-day period as follows: the amount of interest income for each security in a particular Series' portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Series' gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income". The resulting amount is divided by the product of the net asset value per share of that Series on the last day of the period multiplied by the average number of the Series' shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. For the 30 day period ended November 30, 2001, the yields, calculated pursuant to the formula described above, for the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series were 3.31%, 3.22%, 3.86% and 3.76%, respectively.


     To determine interest income from debt obligations, a yield-to-maturity, expressed as a percentage, is determined for obligations held at the beginning of the period, based on the current market value of the security plus accrued interest, generally as of the end of the month preceding the 30-day period, or, for obligations purchased during the period, based on the cost of the security (including accrued interest). The yield-to-maturity is multiplied by the market value (plus accrued interest) for each security and the result is divided by 360 and multiplied by 30 days or the number of days the security was held during the period, if less. Modifications are made for determining yield-to-maturity on certain tax-exempt securities.


     Each Series of the Fund may also quote a "tax-equivalent yield" determined by dividing the tax- exempt portion of the quoted yield by 1 minus the stated income tax rate and adding the result to the portion of the yield that is not tax-exempt. The tax-equivalent yield for the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series based upon a combined Federal and respective State personal income tax bracket of 42.17%, 39.10%, 42.98%, and 40.81% respectively for the 30 day period ended November 30, 2001, were 5.72%, 5.29%, 6.77% and 6.35%, respectively, based upon the respective yields quoted above.

     Each Series' "average annual total return" represents an annualization of that Series' total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which is reduced by the initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

     The average annual total returns of the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series for the fiscal year ended November 30, 2001 and for the five and ten years ended November 30, 2001 were:





                                                                              AVERAGE ANNUAL
                                   AVERAGE ANNUAL        AVERAGE ANNUAL        TOTAL RETURN
                                  TOTAL RETURN FOR      TOTAL RETURN FOR       FOR TEN YEARS
                                 FISCAL YEAR ENDED      FIVE YEARS ENDED           ENDED
SERIES                           NOVEMBER 30, 2001     NOVEMBER 30, 2001     NOVEMBER 30, 2001
-----------------------------   -------------------   -------------------   ------------------
Arizona Series ..............           2.55%                 3.87%                 5.65%
Florida Series ..............           2.94%                 4.25%                 5.96%
New Jersey Series ...........           2.79%                 4.36%                 5.95%
Pennsylvania Series .........           3.86%                 4.32%                 6.06%


     In addition to the foregoing, each Series of the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge, which, if reflected would reduce the performance quoted. For example, the average annual total return of each Series of the Fund may be calculated in the manner described above but without the deduction for any applicable sales charge.



     Based on this calculation, the average annual total returns (without deduction for applicable sales charge) for the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series for the fiscal year ended November 30, 2001 and for the five and ten years ended November 30, 2001 were:






                                     AVERAGE ANNUAL            AVERAGE ANNUAL             AVERAGE ANNUAL
                                      TOTAL RETURN              TOTAL RETURN               TOTAL RETURN
                                 (WITHOUT DEDUCTION OF     (WITHOUT DEDUCTION FOR     (WITHOUT DEDUCTION FOR
                                     SALES CHARGE)              SALES CHARGE)             SALES CHARGE)
                                 FOR FISCAL YEAR ENDED      FOR FIVE YEARS ENDED       FOR TEN YEARS ENDED
SERIES                             NOVEMBER 30, 2001          NOVEMBER 30, 2001         NOVEMBER 30, 2001
-----------------------------   -----------------------   ------------------------   -----------------------
Arizona Series ..............             6.82%                      4.72%                     6.08%
Florida Series ..............             7.23%                      5.11%                     6.39%
New Jersey Series ...........             7.07%                      5.21%                     6.39%
Pennsylvania Series .........             8.19%                      5.18%                     6.49%



     In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for the fiscal year ended November 30, 2001 and for the five and ten years ended November 30, 2001 were:






                                      TOTAL RETURN             TOTAL RETURN            TOTAL RETURN
                                 FOR FISCAL YEAR ENDED     FOR FIVE YEARS ENDED     FOR TEN YEARS ENDED
SERIES                             NOVEMBER 30, 2001         NOVEMBER 30, 2001       NOVEMBER 30, 2001
-----------------------------   -----------------------   ----------------------   --------------------
Arizona Series ..............             6.82%                    25.92%                  80.46%
Florida Series ..............             7.23%                    28.27%                  85.81%
New Jersey Series ...........             7.07%                    28.92%                  85.75%
Pennsylvania Series .........             8.19%                    28.72%                  87.60%

     The Fund may also advertise the growth of the hypothetical investments of $10,000, $50,000 and $100,000 in shares of any Series of the Fund by adding 1 to the respective Series' aggregate total return to date and multiplying by $9,600, $48,375 or $97,250 ($10,000, $50,000 or $100,000 adjusted for a 4.0%,
3.25% and 2.75% sales charge). Investments of $10,000 adjusted for a 4.0% sales charge in the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series at inception would have grown to the following amounts as of November 30, 2001:




                                              INVESTMENT AT COMMENCEMENT
                                                   OF OPERATIONS OF
                                ------------------------------------------------------
SERIES                           INCEPTION DATE     $10,000     $50,000      $100,000
-----------------------------   ----------------   ---------   ---------   -----------
Arizona Series ..............   04/30/91           $18,305     $92,241     $185,436
Florida Series ..............   01/15/91           $19,414     $97,829     $196,669
New Jersey Series ...........   01/15/91           $19,543     $98,477     $197,972
Pennsylvania Series .........   01/15/91           $19,590     $98,714     $198,448



     The after-tax returns of the Series may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns.


     Each Series of the Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The financial statements of the Fund for the fiscal year ended November 30, 2001 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001

 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------
            Arizona Tax-Exempt Municipal Bonds* (94.0%)
            General Obligation (7.1%)
$  1,000    Phoenix, Ser 2000 ........................................................ 5.875%      07/01/18    $ 1,086,600
   1,000    Puerto Rico, Public Improvement Ser 1998 (MBIA) .......................... 6.00        07/01/16      1,153,300
--------                                                                                                       -----------
   2,000                                                                                                         2,239,900
--------                                                                                                       -----------
            Educational Facilities Revenue (9.8%)
            Arizona Board of Regents,
   1,000    Arizona State University, Ser 1992 A COPs ................................ 5.50        07/01/19      1,009,150
   1,000    University of Arizona, Ser 2001 A COPs (Ambac) ........................... 5.50        06/01/18      1,050,580
   1,000    University of Arizona, Telecommunications Ser 1991 COPs .................. 6.50        07/15/12      1,043,320
--------                                                                                                       -----------
   3,000                                                                                                         3,103,050
--------                                                                                                       -----------
            Electric Revenue (8.9%)
   1,000    Arizona Power Authority, Hoover Uprating Refg Ser 2001 ................... 5.25        10/01/17      1,046,050
     820    Salt River Project Agricultural Improvement & Power District,
              Refg 1992 Ser D ........................................................ 6.25        01/01/27        837,318
   1,000    Puerto Rico Electric Power Authority, Power Ser DD (FSA) ................. 4.50        07/01/19        954,310
--------                                                                                                       -----------
   2,820                                                                                                         2,837,678
--------                                                                                                       -----------
            Hospital Revenue (11.3%)
   1,500    Maricopa County Industrial Development Authority, Catholic Healthcare West
              1992 Ser A (MBIA) ...................................................... 5.75        07/01/11      1,541,205
   1,000    Pima County Industrial Development Authority, Carondelet Health Care
              Corp Ser 1993 (MBIA) ................................................... 5.25        07/01/13      1,065,240
   1,000    Scottsdale Industrial Development Authority, Scottsdale Health Care Ser
--------      2001 ................................................................... 5.80        12/01/31        981,460
                                                                                                               -----------
   3,500                                                                                                         3,587,905
--------                                                                                                       -----------
            Industrial Development/Pollution Control Revenue (4.4%)
   1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 .............................................................. 5.45        06/01/09        972,440
     500    Mohave County Industrial Development Authority, Citizens Utilities Co
--------      1993 Ser B (AMT) ....................................................... 5.80        11/15/28        439,685
                                                                                                               -----------
   1,500                                                                                                         1,412,125
--------                                                                                                       -----------
            Mortgage Revenue - Multi-Family (2.9%)
     895    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
--------      (AMT) (AGRC) ........................................................... 7.05        04/01/22        917,429
                                                                                                               -----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                          COUPON        MATURITY
 THOUSANDS                                                                           RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (2.1%)
$  610      Maricopa County Industrial Development Authority, Ser 2000 - 1C (AMT) .. 6.25 %       12/01/30    $  659,739
------                                                                                                        ----------
            Public Facilities Revenue (9.6%)
 1,000      Arizona School Facilities Board, School Improvement Ser 2001 ........... 5.00         07/01/19     1,003,740
 1,000      Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse Sr
              Lien Excise Tax Ser 1999 A ........................................... 5.25         07/01/24     1,010,970
 1,000      Phoenix Industrial Development Authority, Capital Mall LLC Ser 2000
------        (Ambac) .............................................................. 5.375        09/15/22     1,020,630
                                                                                                              ----------
 3,000                                                                                                         3,035,340
------                                                                                                        ----------
            Transportation Facilities Revenue (15.6%)
 1,000      Arizona Transportation Board, Highway Ser 2001 ......................... 5.25         07/01/20     1,018,810
 1,000      Phoenix, Street & Highway User Refg Ser 1993 ........................... 5.125        07/01/11     1,026,110
 1,000      Tucson, Street & Highway User Sr Lien Refg Ser 1993 .................... 5.50         07/01/09     1,054,440
 2,000      Puerto Rico Highway & Transportation Authority, Ser 1998 A*** .......... 4.75         07/01/38     1,844,120
------                                                                                                        ----------
 5,000                                                                                                         4,943,480
------                                                                                                        ----------
            Water & Sewer Revenue (22.3%)
            Arizona Water Infrastucture Finance Authority,
 1,000        Water Quality Ser 1998 A (MBIA) ...................................... 5.00         07/01/17     1,006,650
 1,000        Water Quality Ser 2001 A (WI) ........................................ 5.375        10/01/18     1,035,860
 1,000      Chandler, Water & Sewer Refg Ser 1992 (FGIC) ........................... 6.25         07/01/13     1,044,820
 1,000      Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ....................... 6.50         07/01/22     1,089,421
 1,000      Mesa, Utility Ser 1998 (MBIA) .......................................... 4.50         07/01/18       946,200
 1,000      Scottsdale Water & Sewer Refg Ser 1998 E*** ............................ 4.50         07/01/23       923,210
            Tucson,
   500        Water Refg Ser 2002 (FGIC) (WI) ...................................... 5.50         07/01/17       525,525
   500        Water Refg Ser 2002 (FGIC) (WI) ...................................... 5.50         07/01/18       521,175
------                                                                                                        ----------
 7,000                                                                                                         7,092,861
------                                                                                                        ----------
29,325      Total Arizona Tax-Exempt Municipal Bonds (Cost $29,065,464)....................................   29,829,507
------                                                                                                        ----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                              COUPON        MATURITY
 THOUSANDS                                                                               RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            Short-Term Arizona Tax-Exempt Municipal Obligations (10.9%)
            Maricopa County Pollution Control Corporation,

$  1,450    Arizona Public Service Co Palo Verde Ser 1994 C (Demand 12/03/01) ......... 1.60**%        05/01/29    $ 1,450,000
     600    Arizona Public Service Co Palo Verde Ser 1994 D (Demand 12/03/01) ......... 1.45**         05/01/29        600,000
   1,400    Tempe, Excise Tax Ser 1998 (Demand 12/03/01) .............................. 1.55**         07/01/23      1,400,000
--------                                                                                                           -----------
   3,450    Total Short-Term Arizona Tax-Exempt Municipal Obligations (Cost $3,450,000) ........................     3,450,000
--------                                                                                                           -----------
$ 32,775    Total Investments (Cost $32,515,464) (a) ...............................................     104.9 %    33,279,507
========
            Liabilities in Excess of Other Assets ..................................................      (4.9)     (1,557,975)
                                                                                                         -----     -----------
            Net Assets .............................................................................     100.0 %   $31,721,532
                                                                                                         =====     ===========

------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
WI       Security purchased on a "when-issued" basis.
 *       Puerto Rico issues represent 12% of net assets.
**       Current coupon of variable rate demand obligation.
*** These securities are segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $891,306 and the aggregate gross unrealized depreciation is $127,263, resulting in net unrealized appreciation of $764,043.

Bond Insurance:
---------------
AGRC     Asset Guaranty Reinsurance Company.
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Florida Tax-Exempt Municipal Bonds* (91.0%)
            Educational Facilities Revenue (2.4%)
$  1,000    Volusia County Educational Facilities Authority, Embry-Riddle Aeronautical
--------      University Ser 1996 A ...................................................... 6.125%     10/15/16    $ 1,054,600
                                                                                                                  -----------
            Electric Revenue (20.6%)
   2,000    Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50       10/01/14      2,062,200
   4,000    Lakeland, Refg Ser 1999 A (MBIA) ............................................. 0.00       10/01/14      2,132,720
   1,000    Orlando Utilities Commission, Water & Electric Ser 2001 ...................... 5.25       10/01/19      1,019,810
            Puerto Rico Electric Power Authority,
   2,000      Power Ser O ................................................................ 5.00       07/01/12      2,006,580
   2,000      Power Ser DD (FSA) ......................................................... 4.50       07/01/19      1,908,620
--------                                                                                                          -----------
  11,000                                                                                                            9,129,930
--------                                                                                                          -----------
            Hospital Revenue (9.5%)
   1,000    Alachua County Health Facilities Authority, Shands Teaching Hospital &
              Clinics Ser 1996 A (MBIA) .................................................. 6.25       12/01/11      1,148,870
   1,000    Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60       02/01/21      1,026,310
     920    Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) .......................................................... 6.25       09/01/15        971,179
   1,000    Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50       11/15/14      1,073,940
--------                                                                                                          -----------
   3,920                                                                                                            4,220,299
--------                                                                                                          -----------
            Industrial Development/Pollution Control Revenue (5.8%)
            Citrus County,
     500      Florida Power Corp Refg Ser 1992 B ......................................... 6.35       02/01/22        514,055
   2,000      Florida Power Corp Refg Ser 1992 A ......................................... 6.625      01/01/27      2,044,900
--------                                                                                                          -----------
   2,500                                                                                                            2,558,955
--------                                                                                                          -----------
            Mortgage Revenue - Single Family (0.3%)
     135    Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .............. 7.00       03/01/13        137,225
--------                                                                                                          -----------
            Public Facilities Revenue (13.2%)
   1,000    Alachua County School Board, Ser 2001 COPs (Ambac) ........................... 5.00       07/01/21        992,550
   1,600    Jacksonville, Sales Tax Ser 2001 (Ambac) ..................................... 5.50       10/01/17      1,690,736
   1,000    Osceola County School District, Ser 2001 (FGIC) .............................. 5.125      06/01/25      1,000,400
   1,000    Palm Beach County, Criminal Justice Ser 1997 (FGIC) .......................... 5.75       06/01/13      1,113,190
   1,000    Tampa, Sales Tax Ser A 2001 (Ambac) .......................................... 5.375      10/01/21      1,027,640
--------                                                                                                          -----------
   5,600                                                                                                            5,824,516
--------                                                                                                          -----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON       MATURITY
 THOUSANDS                                                                                    RATE          DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (2.4%)
$  1,000    Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ...................   6.15 %      10/01/20      $ 1,043,360
--------                                                                                                                -----------
            Transportation Facilities Revenue (18.1%)
   1,000    Dade County, Aviation 1992 Ser B (AMT) (MBIA) .................................   6.60        10/01/22        1,048,960
            Greater Orlando Aviation Authority,
   1,000      Ser 1997 (AMT) (FGIC) .......................................................   5.75        10/01/11        1,082,690
     750      Ser 1992 A (AMT) (FGIC) .....................................................   6.50        10/01/12          784,920
   2,000    Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) .............................   5.95        10/01/22        2,167,800
   1,500    Osceola County, Osceola Parkway (MBIA) ........................................   6.10        04/01/17        1,543,590
   1,500    Puerto Rico Highway & Transportation Authority, Ser 1998 A ....................   4.75        07/01/38        1,383,090
--------                                                                                                                -----------
   7,750                                                                                                                  8,011,050
--------                                                                                                                -----------

            Water & Sewer Revenue (11.5%)
   2,000    Dade County, Water & Sewer Ser 1995 (FGIC) ....................................   5.50        10/01/25        2,042,820
   1,000    Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac) ..........   5.25        07/01/18        1,022,630
   1,000    Sunrise, Utility Refg Ser 1998 (Ambac) ........................................   5.50        10/01/18        1,076,530
   1,000    Tampa Bay Water, Utility Ser 1998 B (FGIC) ....................................   4.75        10/01/27          935,420
--------                                                                                                                -----------
   5,000                                                                                                                  5,077,400
--------                                                                                                                -----------

            Refunded (7.2%)
   1,000    St Johns County Industrial Development Authority, Professional Golf Hall of
              Fame Ser 1996 (MBIA) ........................................................   5.80        09/01/06+       1,111,110
   2,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ..............   5.375       10/01/24        2,074,880
--------                                                                                                                -----------
   3,000                                                                                                                  3,185,990
--------                                                                                                                -----------
  40,905    Total Florida Tax-Exempt Municipal Bonds (Cost $38,567,575) ..............................................   40,243,325
--------                                                                                                                -----------

            Short-Term Florida Tax-Exempt Municipal Obligations (7.4%) ....................
   1,000    Florida Board of Education, Capital Outlay Refg Ser 1992 A ....................   6.40        06/01/02+       1,027,960
   1,000    Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ...............................   6.50        12/11/01#
   1,200    Orange County School Board, 2000 Ser B COPs (Demand 12/03/01) .................   1.55**      08/01/25        1,200,000
--------                                                                                                                -----------
   3,200    Total Short-Term Florida Tax-Exempt Municipal Obligations (Cost $3,159,108) ..............................    3,249,250
--------                                                                                                                -----------
$ 44,105    Total Investments (Cost $41,726,683) (a) ....................................................     98.4%      43,492,575
========
            Other Assets in Excess of Liabilities .......................................................      1.6          718,149
                                                                                                             -----      -----------
            Net Assets ..................................................................................    100.0%     $44,210,724
                                                                                                             =====      ===========


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
+            Prerefunded to call date shown.
#            Entire maturity to be called on December 11, 2001.
*            Puerto Rico issues represent 17% of net assets.
**           Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,819,168 and the aggregate gross unrealized depreciation is $53,276, resulting in net unrealized appreciation of $1,765,892.

Bond Insurance:
---------------
  Ambac      Ambac Assurance Corporation.
Connie Lee   Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
             Assurance Corporation.
  FGIC       Financial Guaranty Insurance Company.
  FSA        Financial Security Assurance Inc.
  MBIA       Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001


 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
              New Jersey Tax-Exempt Municipal Bonds* (95.2%)
              General Obligation (4.0%)
              New Jersey,
 $    500       Refg Ser F ..................................................... 5.25 %         08/01/14   $   522,085
    1,000       Ser 1998 ....................................................... 4.50           03/01/18       949,020
 --------                                                                                                  -----------
    1,500                                                                                                    1,471,105
 --------                                                                                                  -----------
              Educational Facilities Revenue (6.8%)
              New Jersey Educational Facilities Authority,
    1,000       Princeton University Ser 1999 A ............................... 4.75           07/01/25       960,210
    1,500       University of Medicine & Dentistry 1997 Ser A (MBIA) ........... 5.00           09/01/17     1,522,815
 --------                                                                                                  -----------
    2,500                                                                                                    2,483,025
 --------                                                                                                  -----------
              Electric Revenue (4.1%)
    1,500     Puerto Rico Electric Power Authority, Power Ser O ................ 5.00           07/01/12     1,504,935
 --------                                                                                                  -----------
              Hospital Revenue (14.3%)
              New Jersey Health Care Facilities Financing Authority,
    1,000       AHS Hospital Corp Ser 1997 A (Ambac) ........................... 6.00           07/01/13     1,128,450
    1,000       Atlantic City Medical Center Ser C ............................. 6.80           07/01/11     1,042,070
    2,500       Robert Wood Johnson University Hospital Ser 2000 ............... 5.75           07/01/25     2,608,200
      465       Robert Wood Johnson University Hospital Ser B (MBIA) ........... 6.625          07/01/16       476,667
 --------                                                                                                  -----------
    4,965                                                                                                    5,255,387
 --------                                                                                                  -----------
              Industrial Development/Pollution Control Revenue (4.2%)
      500     Middlesex County Pollution Control Financing Authority, Amerada
                Hess Corp Refg Ser 1992 ........................................ 6.875          12/01/22       511,545
    1,000     Salem County Pollution Control Financing Authority, E I du Pont de
 --------       Nemours & Co 1992 Ser A (AMT) .................................. 6.125          07/15/22     1,026,970
                                                                                                           -----------
    1,500                                                                                                    1,538,515
 --------                                                                                                  -----------
              Mortgage Revenue - Multi-Family (15.5%)
              New Jersey Housing & Mortgage Finance Agency,
    2,000       1995 Ser A (Ambac) ............................................. 6.00           11/01/14     2,097,700
    2,000       Home Buyer Ser 2000 CC (MBIA) (AMT) ............................ 5.875          10/01/31     2,058,820
    1,000       Presidential Plaza at Newport - FHA Insured Mtges Refg
                  1991 Ser 1 ................................................... 7.00           05/01/30     1,021,800
      500       Rental 1991 Ser A (AMT) ........................................ 7.25           11/01/22       510,390
 --------                                                                                                  -----------
    5,500                                                                                                    5,688,710
 --------                                                                                                  -----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                              COUPON       MATURITY
 THOUSANDS                                                                               RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Nursing & Health Related Facilities Revenue (2.4%)
 $    855     New Jersey Health Care Facilities Financing Authority, Spectrum
 --------       For Living - FHA Insured Mortgage Refg Ser B ........................     6.50%       02/01/22    $   881,069
              Public Facilities Revenue (8.2%)

    1,000     Middlesex County, Ser 2001 COPs (MBIA) ................................     5.00        08/01/22      1,000,690
    1,000     New Jersey Economic Development Authority, School Facilities
                Construction 2001 Ser A (Ambac) .....................................     5.25        06/15/19      1,022,570
    1,000     Puerto Rico Infrastructure Financing Authority, Special Tax
                Ser 1997 A (Ambac) ..................................................     5.00        07/01/28        996,750
 --------                                                                                                         -----------
    3,000                                                                                                           3,020,010
 --------                                                                                                         -----------
              Recreational Facilities Revenue (3.9%)
              New Jersey Sports & Exposition Authority,
      500       State Contract 1993 Ser A ...........................................     5.50        09/01/23        509,280
    1,000       State Contract 1998 Ser A (MBIA) ....................................     4.50        03/01/24        921,890
 --------                                                                                                         -----------
    1,500                                                                                                           1,431,170
 --------                                                                                                         -----------
              Resource Recovery Revenue (2.4%)
      900     Warren County Pollution Control Financing Authority, Warren Energy
 --------       Resource Co Ltd Partnership Ser 1984 (MBIA) .........................     6.60        12/01/07        897,669
                                                                                                                  -----------
              Transportation Facilities Revenue (9.6%)

    1,000     Delaware River Port Authority, Ser 1995 (FGIC) ........................     5.50        01/01/26      1,026,970
    1,000     New Jersey Transportation Trust Authority, 1998 Ser A (FSA) ...........     4.50        06/15/19        940,910
    1,500     Port Authority of New York & New Jersey, Cons 99th Ser (AMT)
                (FGIC)# .............................................................     5.75        05/01/15      1,554,255
 --------                                                                                                         -----------
    3,500                                                                                                           3,522,135
 --------                                                                                                         -----------
              Water & Sewer Revenue (17.0%)
    1,000     Atlantic City Municipal Utilities Authority, Refg Ser 1993 ............     5.75        05/01/17      1,022,100
    1,000     Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ............     4.75        12/15/15      1,003,540
    1,000     Camden County Municipal Utilities Authority, Sewer Refg Ser 1997
                (FGIC) ..............................................................     5.25        07/15/17      1,022,630
    1,000     Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) .....     6.00        07/15/13      1,061,960
    1,000     Passaic Valley Sewerage Commissioners, Ser 1992 D (Ambac) .............     5.75        12/01/13      1,044,510
    1,100     Puerto Rico Public Finance Corporation, 2001 Ser A (MBIA) .............     5.00        08/01/29      1,095,017
 --------                                                                                                           -----------
    6,100                                                                                                           6,249,757
 --------                                                                                                           -----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
            Refunded (2.8%)
 $  1,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) .......... 5.375%          10/01/24   $ 1,037,440
 --------                                                                                                          -----------
   34,320   Total New Jersey Tax-Exempt Municipal Bonds (Cost $33,566,434) .....................................    34,980,927
 --------                                                                                                          -----------
            Short-Term New Jersey Tax-Exempt Municipal Obligation (1.6%)
      600   New Jersey Economic Development Authority, Foreign Trade Zone
 --------   Ser 1998 (Demand 12/03/01) (Cost $600,000) ................................ 1.55**          12/01/07       600,000
                                                                                                                   -----------
 $ 34,920   Total Investments (Cost $34,166,434) (a) .............................................          96.8%   35,580,927
 ========

            Other Assets in Excess of Liabilities ................................................           3.2     1,175,683
                                                                                                           -----   -----------
            Net Assets ...........................................................................         100.0%  $36,756,610
                                                                                                           =====   ===========

------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
#      Joint exemption in New York and New Jersey
*      Puerto Rico issues represent 13% of net assets.
**     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,458,846 and the aggregate gross unrealized depreciation is $44,353, resulting in net unrealized appreciation of $1,414,493.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.



                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
            Pennsylvania Tax-Exempt Municipal Bonds (92.2%)
            General Obligation (5.8%)
$  2,000    Berks County, Second Ser 1992 (FGIC) ......................................    5.75%      11/15/12      $ 2,056,580
--------                                                                                                            -----------
            Educational Facilities Revenue (11.1%)
   1,000    Delaware County Authority, Villanova University Ser 1995 (Ambac) ..........    5.80       08/01/25        1,041,290
   1,000    Pennsylvania Higher Educational Facilities Authority, University of
              Pennsylvania Ser 1998 ...................................................    4.625      07/15/30          894,460
   1,000    Pennsylvania State University, Second Refg Ser 1992 .......................    5.50       08/15/16        1,039,250
   1,000    Swarthmore Boro Authority, Swarthmore College Ser 2001 ....................    5.00       09/15/31          974,230
--------                                                                                                            -----------
   4,000                                                                                                              3,949,230
--------                                                                                                            -----------
            Electric Revenue (5.4%)
            Puerto Rico Electric Power Authority,
   1,000      Power Ser DD (FSA) ......................................................    4.50       07/01/19          954,310
   1,000      Power Ser GG (FSA) ......................................................    4.75       07/01/21          976,290
--------                                                                                                            -----------
   2,000                                                                                                              1,930,600
--------                                                                                                            -----------
            Hospital Revenue (16.1%)

   1,000    Allegheny County Hospital Development Authority, Presbyterian
              University Health Inc Ser 1992 B (MBIA) .................................    6.00       11/01/12        1,050,160
   1,000    Delaware County Authority, Catholic Health East Ser 1998 A (Ambac) ........    4.875      11/15/26          931,060
   1,000    Lehigh County General Purpose Authority, Lehigh Valley Health
              Network Ser B 2001 (FSA) ................................................    5.00       07/01/31          956,830
            Philadelphia Hospitals & Higher Education Facilities Authority,
   1,750      Chestnut Hill Hospital Ser of 1992 ......................................    6.375      11/15/11        1,761,848
   1,000      Children's Hospital of Philadelphia Ser A of 1993 .......................    5.375      02/15/14        1,008,850
--------                                                                                                            -----------
   5,750                                                                                                              5,708,748
--------                                                                                                            -----------
            Industrial Development/Pollution Control Revenue (6.0%)
   1,995    Carbon County Industrial Development Authority, Panther Creek
            Partners Refg 2000 Ser (AMT) ...............................................    6.65       05/01/10        2,116,116
--------                                                                                                             -----------
            Mortgage Revenue - Single Family (5.8%)
            Pennsylvania Housing Finance Agency,
     500      Ser 1992-35 D (AMT) .....................................................    9.855++    04/01/25          515,000
   1,500      Ser 2000-70 A (AMT) .....................................................    5.90       04/01/31        1,538,415
--------                                                                                                            -----------
   2,000                                                                                                              2,053,415
--------                                                                                                            -----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                                COUPON         MATURITY
 THOUSANDS                                                                                 RATE            DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Recreational Facilities Revenue (2.5%)
$  1,000      Philadelphia Industrial Development Authority, The Franklin Institute
--------      Ser 1998 ..............................................................       5.20%        06/15/26   $   882,730
                                                                                                                    -----------
              Resource Recovery Revenue (2.9%)
   1,000      Montgomery County Industrial Development Authority, Ser 1989 ..........       7.50         01/01/12     1,042,000
--------                                                                                                            -----------
              Student Loan Revenue (4.6%)
              Pennsylvania Higher Education Assistance Agency,
   1,000        1988 Ser D (AMT) (Ambac) ............................................       6.05         01/01/19     1,025,790
     500        1991 Ser B (AMT) (Ambac) ............................................     11.599++       09/01/26       600,000
--------                                                                                                            -----------
   1,500                                                                                                              1,625,790
--------                                                                                                            -----------
              Transportation Facilities Revenue (14.4%)
   1,000      Delaware River Port Authority, Ser 1995 (FGIC) ........................      5.50          01/01/26     1,026,970
   2,000      Pennsylvania Turnpike Commission, Ser O 1992 (FGIC) ...................      6.00          12/01/12     2,105,600
   1,000      Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ................      5.875         12/01/12     1,050,750
   1,000      Puerto Rico Highway & Transportation Authority, Ser 1998 A ............      4.75          07/01/38       922,060
--------                                                                                                            -----------
   5,000                                                                                                              5,105,380
--------                                                                                                            -----------
              Water & Sewer Revenue (10.3%)
   1,000      Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA) ............      5.50          12/01/24     1,036,780
   1,000      Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) ..........      5.50          12/01/22     1,027,140
   1,000      Philadelphia, Water & Wastewater Ser 1995 (MBIA) ......................      6.25          08/01/11     1,149,450
   2,000      Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) .................      0.00          09/01/28       459,000
--------                                                                                                            -----------
   5,000                                                                                                              3,672,370
--------                                                                                                            -----------
              Other Revenue (7.3%)
   1,500      Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ................      6.60          11/01/09     1,618,575
   1,000      Philadelphia, Gas Works Third Ser 1998 (FSA) ..........................      5.125         08/01/31       984,190
--------                                                                                                            -----------
   2,500                                                                                                              2,602,765
--------                                                                                                            -----------
  33,745      Total Pennsylvania Tax-Exempt Municipal Bonds (Cost $31,597,191)...................................    32,745,724
--------                                                                                                            -----------

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                      COUPON         MATURITY
 THOUSANDS                                                                       RATE            DATE           VALUE
-----------                                                                   ------------   ------------- --------------
              Short-Term Pennsylvania Tax-Exempt Municipal Obligations (5.9%)
$  1,700      Delaware County Industrial Development Authority, United Parcel
                Service of America Inc Ser 1985 (Demand 12/01/01) .............  1.35*%        12/01/15     $ 1,700,000
     400      Geisinger Authority, Geisinger Health System Ser 2000 (Demand
              12/01/01) .....................................................    1.55*         08/01/28         400,000
--------                                                                                                    -----------
   2,100      Total Short-Term Pennsylvania Tax-Exempt Municipal Obligations (Cost $2,100,000) .........      2,100,000
--------                                                                                                    -----------
$ 35,845      Total Investments (Cost $33,697,191) (a) ......................                   98.1%        34,845,724
========
              Other Assets in Excess of Liabilities .........................                    1.9            668,145
                                                                                               -----        -----------
              Net Assets ....................................................                  100.0%       $35,513,869
                                                                                               =====        ===========

------------
AMT    Alternative Minimum Tax.
++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term securities changes.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,367,064 and the aggregate gross unrealized depreciation is $218,531, resulting in net unrealized appreciation of $1,148,533.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.




                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001


                                                                  ARIZONA          FLORIDA       NEW JERSEY     PENNSYLVANIA
-----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value* .......................   $ 33,279,507     $ 43,492,575    $35,580,927     $ 34,845,724
Cash .......................................................         15,446           77,945         60,500          219,657
Receivable for:
  Interest .................................................        583,068          597,974        614,020          515,117
  Investments sold .........................................              -                -        521,544                -
  Shares of beneficial interest sold .......................              -          145,087         31,696            2,436
Prepaid expenses ...........................................          8,110            6,255          6,983            3,662
                                                               ------------     ------------    -----------     ------------
  Total Assets .............................................     33,886,131       44,319,836     36,815,670       35,586,596
                                                               ------------     ------------    -----------     ------------
Liabilities:
Payable for:
  Investments purchased ....................................      2,087,450                -              -                -
  Shares of beneficial interest repurchased ................         32,847           53,453         12,100           23,613
  Investment management fee ................................          9,251           12,952         10,655           10,275
  Dividends to shareholders ................................          7,266           11,038          9,482            9,667
  Distribution fee .........................................          3,965            5,551          4,566            4,404
Accrued expenses ...........................................         23,820           26,118         22,257           24,768
                                                               ------------     ------------    -----------     ------------
  Total Liabilities ........................................      2,164,599          109,112         59,060           72,727
                                                               ------------     ------------    -----------     ------------
  Net Assets ...............................................   $ 31,721,532     $ 44,210,724    $36,756,610     $ 35,513,869
                                                               ============     ============    ===========     ============
Composition of Net Assets:
Paid-in-capital ............................................   $ 30,890,650     $ 42,257,074    $35,472,150     $ 34,361,051
Accumulated undistributed net realized gain (loss) .........         66,839          187,758       (130,033)           4,285
Net unrealized appreciation ................................        764,043        1,765,892      1,414,493        1,148,533
                                                               ------------     ------------    -----------     ------------
  Net Assets ...............................................   $ 31,721,532     $ 44,210,724    $36,756,610     $ 35,513,869
                                                               ============     ============    ===========     ============
  *Cost ....................................................   $ 32,515,464     $ 41,726,683    $34,166,434     $ 33,697,191
                                                               ============     ============    ===========     ============
  Shares of Beneficial Interest Outstanding ................      3,070,110        4,173,057      3,444,087        3,301,008
                                                               ============     ============    ===========     ============
Net Asset Value Per Share
(unlimited authorized shares of $.01 par value) ............         $10.33           $10.59         $10.67          $10.76
                                                               ============     ============    ===========     ============
Maximum Offering Price Per Share,
(net asset value plus 4.17% of net asset value) ............         $10.76           $11.03         $11.11          $11.21
                                                               ============     ============    ===========     ============

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2001


                                                     ARIZONA         FLORIDA        NEW JERSEY      PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------
Net Investment Income:
Interest Income ...............................    $1,683,066      $2,536,253       $1,995,653      $2,067,451
                                                   ----------      ----------       ----------      ----------
Expenses
Investment management fee .....................       112,289         166,511          130,820         126,579
Distribution fee ..............................        46,237          69,902           53,880          53,279
Professional fees .............................        28,745          20,030           19,958          15,115
Shareholder reports and notices ...............        11,302          17,431           19,556          15,654
Transfer agent fees and expenses ..............        10,245          14,944           17,147          13,902
Registration fees .............................         7,001           4,458            3,949           6,485
Trustees' fees and expenses ...................         4,317           6,506            5,022           4,895
Custodian fees ................................         2,252           3,237            2,582           2,833
Other .........................................         5,933           6,673            6,575           6,366
                                                   ----------      ----------       ----------      ----------
  Total Expenses ..............................       228,321         309,692          259,489         245,108
Less: expense offset ..........................        (2,252)         (3,235)          (2,581)         (2,716)
                                                   ----------      ----------       ----------      ----------
  Net Expenses ................................       226,069         306,457          256,908         242,392
                                                   ----------      ----------       ----------      ----------
  Net Investment Income .......................     1,456,997       2,229,796        1,738,745       1,825,059
                                                   ----------      ----------       ----------      ----------
Net Realized and Unrealized Gain:
Net realized gain .............................       358,470         402,935          127,859           4,290
Net change in unrealized appreciation .........       321,352         746,948          702,158       1,170,651
                                                   ----------      ----------       ----------      ----------
  Net Gain ....................................       679,822       1,149,883          830,017       1,174,941
                                                   ----------      ----------       ----------      ----------
Net Increase ..................................    $2,136,819      $3,379,679       $2,568,762      $3,000,000
                                                   ==========      ==========       ==========      ==========

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS CONTINUED



STATEMENTS OF CHANGES IN NET ASSETS


                                                                 ARIZONA                                  FLORIDA
                                                 ---------------------------------------   --------------------------------------
                                                     FOR THE YEAR        FOR THE YEAR          FOR THE YEAR       FOR THE YEAR
                                                        ENDED               ENDED                 ENDED               ENDED
                                                  NOVEMBER 30, 2001   NOVEMBER 30, 2000     NOVEMBER 30, 2001   NOVEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ..........................    $  1,456,997        $  1,665,849         $    2,229,796      $    2,473,917
Net realized gain (loss) .......................         358,470            (222,513)               402,935             (49,447)
Net change in unrealized
 appreciation/depreciation .....................         321,352             922,632                746,948           1,206,056
                                                    ------------        ------------         --------------      --------------
  Net Increase .................................       2,136,819           2,365,968              3,379,679           3,630,526
                                                    ------------        ------------         --------------      --------------
Dividends to Shareholders from Net
 Investment Income .............................      (1,456,997)         (1,665,849)            (2,229,796)         (2,473,917)
                                                    ------------        ------------         --------------      --------------
Transactions in Shares of Beneficial Interest:
Net proceeds from sales ........................       2,163,526           1,279,621              4,790,753           2,722,294
Reinvestment of dividends and distributions ....         677,886             809,916                680,628             822,027
Cost of shares repurchased .....................      (4,128,295)         (7,328,257)           (10,361,972)        (10,304,470)
                                                    ------------        ------------         --------------      --------------
  Net Decrease .................................      (1,286,883)         (5,238,720)            (4,890,591)         (6,760,149)
                                                    ------------        ------------         --------------      --------------
  Total Decrease ...............................        (607,061)         (4,538,601)            (3,740,708)         (5,603,540)
Net Assets:
Beginning of period ............................      32,328,593          36,867,194             47,951,432          53,554,972
                                                    ------------        ------------         --------------      --------------
  End of Period ................................    $ 31,721,532        $ 32,328,593         $   44,210,724      $   47,951,432
                                                    ============        ============         ==============      ==============
Shares Issued and Repurchased:
Sold ...........................................         210,046             127,910
Reinvestment of dividends ......................          65,644              81,507                452,219             268,269
Repurchased ....................................        (399,922)           (737,963)                64,305              81,065
                                                    ------------        ------------               (975,543)         (1,018,846)
  Net Decrease .................................        (124,232)           (528,546)        --------------      --------------
                                                    ============        ============               (459,019)           (669,512)
                                                                                             ==============      ==============

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                    NEW JERSEY                             PENNSYLVANIA
                                                      --------------------------------------- --------------------------------------
                                                          FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                             ENDED               ENDED               ENDED               ENDED
                                                       NOVEMBER 30, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 2001   NOVEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ............................... $ 1,738,745             $ 1,786,550     $ 1,825,059              $ 2,554,463
Net realized gain (loss) ............................     127,859                (188,748)          4,290                   16,559
Net change in unrealized
 appreciation/depreciation ..........................     702,158                 910,194       1,170,651                1,267,121
                                                      ------------            ------------    -----------              ------------
  Net Increase ......................................   2,568,762               2,507,996       3,000,000                3,838,143
                                                      ------------            ------------    -----------              ------------
Dividends and Distributions to Shareholders from:
Net investment income ...............................  (1,738,745)             (1,786,550)     (1,825,059)              (2,554,463)
Net realized gain ...................................           -                       -          (9,914)                       -
                                                      ------------            ------------    -----------              ------------
  Total Dividend and Distributions ..................  (1,738,745)             (1,786,550)     (1,834,973)              (2,554,463)
                                                      ------------            ------------    -----------              ------------
Transactions in Shares of Beneficial Interest:
Net proceeds from sales .............................   4,249,813               2,590,941        3,086,042                6,517,781
Reinvestment of dividends and distributions .........     885,808                 916,658          843,344                1,652,650
Cost of shares repurchased ..........................  (5,514,589)             (6,489,866)     (21,621,586)              (6,472,183)
                                                      ------------            ------------     -----------              ------------
  Net Increase (Decrease) ...........................    (378,968)             (2,982,267)     (17,692,200)               1,698,248
                                                      ------------            ------------     -----------              ------------
  Total Increase (Decrease) .........................     451,049              (2,260,821)     (16,527,173)               2,981,928
Net Assets:
Beginning of period .................................  36,305,561              38,566,382       52,041,042               49,059,114
                                                      ------------            ------------     -----------              ------------
  End of Period ..................................... $36,756,610             $36,305,561      $35,513,869              $52,041,042
                                                      ============            ============     ============             ============
Shares Issued and Repurchased:
Sold ................................................     398,556                 252,942          287,839                  637,816
Reinvestment of dividends and distributions .........      82,994                  89,708           78,717                  161,778
Repurchased .........................................    (516,231)               (636,814)      (2,040,808)                (637,898)
                                                      ------------            ------------     -----------              ------------
  Net Increase (Decrease) ...........................     (34,681)               (294,164)      (1,674,252)                 161,696
                                                      ============            ============     ============             ============

                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001

1. Organization and Accounting Policies

Morgan Stanley Multi-State Municipal Series Trust (the "Fund"), formerly Morgan Stanley Dean Witter Multi-State Municipal Series Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 CONTINUED

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

E. Expenses - Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 2001, the distribution fees were accrued at the following annual rates:

                          ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                         ---------   ---------   ------------   -------------
Annual Rate ..........      0.14%       0.15%         0.14%          0.15%
                            ====        ====          ====           ====

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 CONTINUED

For the year ended November 30, 2001, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                          ARIZONA      FLORIDA      NEW JERSEY     PENNSYLVANIA
                         ---------   -----------   ------------   -------------
Commissions ..........    $62,077     $122,422       $135,774        $88,279
                          =======     ========       ========        =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the Fund's shares of beneficial interest.

4. Security Transactions and Transactions with Affiliates The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2001 were as follows:


                          ARIZONA         FLORIDA       NEW JERSEY     PENNSYLVANIA
                       -------------   -------------   ------------   -------------
Purchases ..........    $ 9,065,120     $ 7,108,990     $3,098,449     $ 3,852,950
                        ===========     ===========     ==========     ===========
Sales ..............    $11,725,968     $11,556,355     $3,405,495     $21,092,553
                        ===========     ===========     ==========     ===========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 2001 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:


                                        ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                       ---------   ---------   ------------   -------------
Aggregate Pension Costs ............    $1,884      $ 2,859       $2,183         $ 2,041
                                        =======     =======       ======         =======
Accrued Pension Liability ..........    $9,311      $14,013       $9,832         $12,030
                                        =======     =======       ======         =======

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2001, each of the Series had transfer agent fees and expenses payable as follows:


                                                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                                      ---------   ---------   ------------   -------------
Transfer Agent Fees and Expenses Payable ..........      $265        $314         $465            $310
                                                         ====        ====         ====            ====

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 CONTINUED

5. Federal Income Tax Status

During the year ended November 30, 2001, the following Series utilized net capital loss carryovers:

Arizona - $292,000; Florida - $267,000; and New Jersey - $128,000.

At November 30, 2001, the New Jersey Series had a net capital loss carryover of approximately $130,000 which will be available through November 30, 2008 to offset future capital gains to the extent provided by regulations.

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating To Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At November 30, 2001, the Pennsylvania Series held positions in residual interest bonds having a total value of $1,115,000 which represent 3.14% of the Series' net assets.

8. Change In Accounting Policy

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in an adjustment in the cost of securities and a corresponding adjustment to undistributed net investment income based on securities held as of November 30, 2001.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


               NET ASSET                                                                                   TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                    DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT    DIVIDENDS TO          TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS    SHAREHOLDERS     SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ ---------------- --------------- --------------
ARIZONA SERIES
1997          $ 10.59        $  0.53        $  0.05        $  0.58       $  (0.53)               -        $ (0.53)
1998            10.64           0.51           0.17           0.68          (0.51)               -          (0.51)
1999            10.81           0.49          (0.75)         (0.26)         (0.49)         $ (0.16)         (0.65)
2000             9.90           0.49           0.22           0.71          (0.49)               -          (0.49)
2001            10.12           0.47           0.21           0.68          (0.47)               -          (0.47)

FLORIDA SERIES
1997            10.86           0.54           0.11           0.65          (0.54)               -          (0.54)
1998            10.97           0.52           0.28           0.80          (0.52)               -          (0.52)
1999            11.25           0.50          (0.78)         (0.28)         (0.50)           (0.37)         (0.87)
2000            10.10           0.50           0.25           0.75          (0.50)               -          (0.50)
2001            10.35           0.50           0.24           0.74          (0.50)               -          (0.50)

NEW JERSEY SERIES
1997            10.70           0.53           0.18           0.71          (0.53)               -          (0.53)
1998            10.88           0.53           0.27           0.80          (0.53)               -          (0.53)
1999            11.15           0.51          (0.77)         (0.26)         (0.51)           (0.16)         (0.67)
2000            10.22           0.50           0.22           0.72          (0.50)               -          (0.50)
2001            10.44           0.50           0.23           0.73          (0.50)               -          (0.50)

PENNSYLVANIA SERIES
1997            10.85           0.54           0.14           0.68          (0.54)           (0.02)         (0.56)
1998            10.97           0.53           0.18           0.71          (0.53)               -          (0.53)
1999            11.15           0.52          (0.84)         (0.32)         (0.52)           (0.12)         (0.64)
2000            10.19           0.52           0.27           0.79          (0.52)               -          (0.52)
2001            10.46           0.54           0.30           0.84          (0.54)++             -          (0.54)

------------

+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
++     Includes capital gain distribution of $0.0029.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements


                                         RATIOS TO AVERAGE NET ASSETS

                                        ------------------------------
   NET ASSET                NET ASSETS      EXPENSES
     VALUE                    END OF        (BEFORE            NET      PORTFOLIO
     END OF        TOTAL      PERIOD        EXPENSE        INVESTMENT   TURNOVER
     PERIOD       RETURN+     (000'S)       OFFSET)          INCOME       RATE
--------------- ---------- ------------ ---------------   ------------ ----------
    $10.64        5.64 %     $41,891         0.66%(1)         5.04%        2%
     10.81        6.56        41,655         0.65 (1)         4.77        30
      9.90       (2.53)       36,867         0.66 (1)         4.72        13
     10.12        7.42        32,329         0.67 (1)         4.93        10
     10.33        6.82        31,722         0.71 (1)         4.54        30

     10.97        6.10        65,088         0.62             5.02         7
     11.25        7.58        61,262         0.62 (1)         4.69        26
     10.10       (2.70)       53,555         0.64 (1)         4.69        13
     10.35        7.70        47,951         0.63 (1)         4.95         4
     10.59        7.23        44,211         0.65 (1)         4.69        16

     10.88        6.99        41,520         0.66             5.02        14
     11.15        7.49        41,803         0.67 (1)         4.77        21
     10.22       (2.44)       38,566         0.69             4.73        10
     10.44        7.32        36,306         0.69 (1)         4.90        20
     10.67        7.07        36,757         0.69             4.65         9

     10.97        6.53        44,056         0.66             5.01         8
     11.15        6.60        53,808         0.64 (1)         4.75        26
     10.19       (3.02)       49,059         0.64 (1)         4.83         6
     10.46        8.03        52,041         0.64 (1)         5.07         6
     10.76        8.19        35,514         0.68 (1)         5.05        11

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Multi-State Municipal Series Trust (the "Fund"), formerly Morgan Stanley Dean Witter Multi-State Municipal Series Trust, comprising the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series as of November 30, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting the Morgan Stanley Multi-State Municipal Series Trust as of November 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 10, 2002

                      2001 Federal Tax Notice (unaudited)

      During the year ended November 30, 2001, each Series paid to its shareholders the following per share amounts from tax-exempt income:


       ARIZONA         FLORIDA   NEW JERSEY       PENNSYLVANIA
--------------------- --------- ------------ ---------------------
        $0.47          $0.50      $0.50             $0.54

      Additionally, during the year ended November 30, 2001, the Pennsylvania Series paid to its shareholders $.0029 per share from long-term capital gains.

                MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST

                            PART C OTHER INFORMATION

Item 23.    Exhibits
--------    --------

1(a). Declaration of Trust of the Registrant, dated October 26, 1990, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A, filed on March 19, 1996.

1(b). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No.10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

1(c). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, filed herein.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

3.          Not applicable.

4 Amended Investment Management Agreement between the Registrant and Morgan Stanley Investment Advisors Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

5(a). Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., dated May 31, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23, 1998.

5(b). Selected Dealers Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., dated January 4, 1993, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 19, 1996.

5(c). Omnibus Selected Dealer Agreement between Morgan Stanley Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 6 of Post-Effective No. 10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

6. Amended and Restated Retirement Plan for Non-Interested Trustees or Directors, dated May 8, 1997, is incorporated by reference to
            Exhibit 6 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on March 30, 1999.

7(a). Custodian Agreement between the Bank of New York and the Registrant, dated September 20, 1991, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 19, 1996.

7(b). Amendment to the Custodian Agreement between The Bank of New York and the Registrant, dated April 17, 1996, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 28, 1997.

7 (c). Amendment dated June 15, 2001 to the Custody Agreement of the Registrant, filed herein.

7 (d). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001, filed herein.

8(a). Amended and Restated Transfer Agency Agreement between the Registrant and Morgan Stanley Trust, dated September 1, 2000, is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2001.

8(b). Amended Services Agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

9(a). Opinion of Sheldon Curtis, Esq., dated January 4, 1991, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

9(b). Opinion of Gaston & Snow LLP, Massachusetts Counsel, dated January 4, 1991, is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

10.         Consent of Independent Auditors, filed herein.

11.         Not applicable.

12.         Not applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated July 23, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23, 1998.

14.         Not applicable

15.         Not applicable

16 (a). Code of Ethics of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc., as well as other Morgan Stanley affiliated entities, is incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2001.

16 (b). Code of Ethics of the Morgan Stanley Funds, is incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2001.

Other. Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on March 29, 1995, Exhibit (Other) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23, 1998 and Exhibit (Other) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     None

ITEM 25. INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co.

     THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:
     ---------------------------------------

MORGAN STANLEY FUNDS
MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza
Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED  ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

                                     OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME AND POSITION WITH MORGAN        VOCATION OR EMPLOYMENT, INCLUDING NAME,
STANLEY INVESTMENT ADVISORS          PRINCIPAL  ADDRESS AND NATURE OF CONNECTION
-----------------------------        -------------------------------------------
Mitchell M. Merin                    President and Chief Operating Officer of
President, Chief Executive           Morgan Stanley Investment Management;
Officer and Director                 Chairman, Chief Executive Officer and
                                     Director of Morgan Stanley Distributors and
                                     Morgan Stanley Trust; President, Chief
                                     Executive Officer and Director of Morgan
                                     Stanley Services; President of the Morgan
                                     Stanley Funds; Executive Vice President and
                                     Director of Morgan Stanley DW; Director of
                                     Morgan Stanley Investment Management Inc.;
                                     Member of the Executive Committee of Morgan
                                     Stanley Investments LP; Director of various
                                     Morgan Stanley subsidiaries; Trustee of
                                     various Van Kampen investment companies.

Barry Fink                           Managing Director and General Counsel of
Managing Director,                   Morgan Stanley Investment Management;
Secretary and Director               Managing Director, Secretary, General
                                     Counsel and Director of Morgan Stanley
                                     Services; Vice President and Secretary of
                                     Morgan Stanley Distributors; Vice
                                     President, Secretary and General Counsel of the Morgan Stanley Funds.

A. Thomas Smith III                  Managing Director and General Counsel of
Managing Director and                Morgan Stanley Services; Vice President and
General Counsel                      Assistant Secretary of the Morgan Stanley
                                     Funds.

                                     OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME AND POSITION WITH MORGAN        VOCATION OR EMPLOYMENT, INCLUDING NAME,
STANLEY INVESTMENT ADVISORS          PRINCIPAL  ADDRESS AND NATURE OF CONNECTION
-----------------------------        -------------------------------------------
Joseph J. McAlinden                  Chief Investment Officer and Managing
Managing Director and                Director of Morgan Stanley Investment
Chief Investment Officer             Management Inc.; Chief Investment Officer
                                     and Managing Director of Morgan Stanley
                                     Investments LP; Director of Morgan Stanley
                                     Trust.

Barton M. Biggs                      Chairman, Senior Advisor, Managing Director
Managing Director                    and Director of Morgan Stanley Investment
And Senior Advisor                   Management Inc. and Managing Director of
                                     Morgan Stanley Investments LP.

Thomas L. Bennett                    Managing Director and Director of Morgan
Managing Director                    Stanley Investment Management Inc.;
                                     Director of the Universal Institutional
                                     Funds; Managing Director and Executive
                                     Committee member of Morgan Stanley
                                     Investments LP; Chairman of Morgan Stanley
                                     Institutional Fund Trust; Director of
                                     Morgan Stanley Distribution, Inc.

Ronald E. Robison                    Managing Director, Chief Administrative
Managing Director,                   Officer and and Director of Morgan Stanley
Chief Administrative                 Services and Chief Executive Officer and
Officer and Director                 Director of Morgan Stanley Trust.

Dominic P. Caldecott                 Managing Director of Morgan Stanley
Managing Director                    Investment Management Inc., Morgan Stanley
                                     Investments LP and Morgan Stanley Dean
                                     Witter Investment Management Ltd.; Vice
                                     President and Investment Manager of Morgan
                                     Stanley & Co. International.

Rajesh K. Gupta                      Managing Director and Chief Administrative
Managing Director and                Officer- Investments of Morgan Stanley
Chief Administrative                 Investment Management Inc. and Morgan
Officer-Investments                  Stanley Investments LP.

Robert S. Giambrone                  Executive Director of Morgan Stanley
Executive Director                   Services, Morgan Stanley Distributors and
                                     Morgan Stanley Trust; Director of Morgan
                                     Stanley Trust.

John B. Kemp, III                    President of Morgan Stanley Distributors.
Executive Director

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley 21st Century Trend Fund
(8)      Morgan Stanley Aggressive Equity Fund
(9)      Morgan Stanley All Star Growth Fund

(10)     Morgan Stanley American Opportunities Fund
(11)     Morgan Stanley Balanced Growth Fund
(12)     Morgan Stanley Balanced Income Fund
(13)     Morgan Stanley California Tax-Free Daily Income Trust
(14)     Morgan Stanley California Tax-Free Income Fund
(15)     Morgan Stanley Capital Growth Securities
(16)     Morgan Stanley Capital Opportunities Trust
(17)     Morgan Stanley Competitive Edge Fund, "Best Ideas Portfolio"
(18)     Morgan Stanley Convertible Securities Trust
(19)     Morgan Stanley Developing Growth Securities Trust
(20)     Morgan Stanley Diversified Income Trust
(21)     Morgan Stanley Dividend Growth Securities Inc.
(22)     Morgan Stanley Equity Fund
(23)     Morgan Stanley European Growth Fund Inc.
(24)     Morgan Stanley Federal Securities Trust
(25)     Morgan Stanley Financial Services Trust
(26)     Morgan Stanley Fund of Funds
(27)     Morgan Stanley Global Dividend Growth Securities
(28)     Morgan Stanley Global Utilities Fund
(29)     Morgan Stanley Growth Fund
(30)     Morgan Stanley Hawaii Municipal Trust
(31)     Morgan Stanley Health Sciences Trust
(32)     Morgan Stanley High Yield Securities Inc.
(33)     Morgan Stanley Income Builder Fund
(34)     Morgan Stanley Information Fund
(35)     Morgan Stanley Intermediate Income Securities
(36)     Morgan Stanley International Fund
(37)     Morgan Stanley International SmallCap Fund
(38)     Morgan Stanley International Value Equity Fund
(39)     Morgan Stanley Japan Fund
(40)     Morgan Stanley KLD Social Index Fund
(41)     Morgan Stanley Latin American Growth Fund
(42)     Morgan Stanley Limited Duration Fund
(43)     Morgan Stanley Limited Term Municipal Trust
(44)     Morgan Stanley Liquid Asset Fund Inc.
(45)     Morgan Stanley Market Leader Trust
(46)     Morgan Stanley Mid-Cap Value Fund
(47)     Morgan Stanley Multi-State Municipal Series Trust
(48)     Morgan Stanley Nasdaq-100 Index Fund
(49)     Morgan Stanley Natural Resource Development Securities Inc.
(50)     Morgan Stanley New Discoveries Fund
(51)     Morgan Stanley New York Municipal Money Market Trust
(52)     Morgan Stanley New York Tax-Free Income Fund
(53)     Morgan Stanley Next Generation Trust
(54)     Morgan Stanley North American Government Income Trust
(55)     Morgan Stanley Pacific Growth Fund Inc.
(56)     Morgan Stanley Prime Income Trust
(57)     Morgan Stanley Real Estate Fund
(58)     Morgan Stanley S&P 500 Index Fund
(59)     Morgan Stanley S&P 500 Select Fund
(60)     Morgan Stanley Short-Term U.S. Treasury Trust
(61)     Morgan Stanley Small Cap Growth Fund

(62)     Morgan Stanley Special Value Fund
(63)     Morgan Stanley Strategist Fund
(64)     Morgan Stanley Tax-Exempt Securities Trust
(65)     Morgan Stanley Tax-Free Daily Income Trust
(66)     Morgan Stanley Tax-Managed Growth Fund
(67)     Morgan Stanley Technology Fund
(68)     Morgan Stanley Total Market Index Fund
(69)     Morgan Stanley Total Return Trust
(70)     Morgan Stanley U.S. Government Money Market Trust
(71)     Morgan Stanley U.S. Government Securities Trust
(72)     Morgan Stanley Utilities Fund
(73)     Morgan Stanley Value-Added Market Series
(74)     Morgan Stanley Value Fund
(75)     Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                   POSITIONS AND OFFICE WITH MORGAN STANLEY  DISTRIBUTORS
----                   ----------------------------------------  ------------

James F. Higgins       Director

Philip J. Purcell      Director

John Schaeffer         Director

Charles Vadala         Senior Vice President and Financial Principal.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of January, 2002.


                             MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST

                             By: /s/ Barry Fink
                                 ------------------------------
                                     Barry Fink
                                     Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 has been signed below by the following persons in the capacities and on the dates indicated.


         Signatures                  Title                               Date
         ----------                  -----                               ----

(1) Principal Executive Officer      Chairman, Chief Executive
                                     Officer and Trustee

By: /s/ Charles A. Fiumefreddo                                          1/30/02
    -------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer       Treasurer and Principal
                                      Accounting Officer

By: /s/ Thomas F. Caloia                                                1/30/02
    -------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees
    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                      1/30/02
    -------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowsky                                               1/30/02
    -------------------------------
        David M. Butowsky
        Attorney-in-Fact

                MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST

                                  Exhibit Index

1(c).    Amendment to the Declaration of Trust of the Registrant, dated June 18,
         2001

7(c).    Amendment dated June 15, 2001 to the Custody Agreement of the
         Registrant

7(d). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001

10.      Consent of Independent Auditors